UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

BlackRock Total Emerging Markets Fund (Formerly BlackRock Emerging Market Allocation Portfolio)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States — 10.6%
3M Co., 3.88%, 6/15/44	USD	150	$170,286
Amazon.com, Inc.:
4.80%, 12/05/34		50	59,770
4.95%, 12/05/44		225	282,054
Bristol-Myers Squibb Co., 4.50%, 3/01/44		200	251,977
Brown-Forman Corp., 4.50%, 7/15/45		100	116,991
Charming Light Investments Ltd., 3.75%, 9/03/19		200	207,168
Estee Lauder Cos., Inc., 4.38%, 6/15/45		75	89,277
Exxon Mobil Corp., 4.11%, 3/01/46		350	392,995
General Electric Capital Corp., 6.15%, 8/07/37		100	140,990
General Electric Co.:
6.75%, 3/15/32		150	212,853
5.88%, 1/14/38		600	825,496
6.88%, 1/10/39		125	191,884
4.13%, 10/09/42		425	480,950
4.50%, 3/11/44		250	297,912
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		300	381,369
6.25%, 2/01/41		300	397,819
4.80%, 7/08/44		250	282,797
HSBC Holdings PLC:
6.50%, 9/15/37		667	848,125
6.80%, 6/01/38		100	131,916
6.10%, 1/14/42		125	169,300
5.25%, 3/14/44		200	226,108
Intel Corp.:
4.80%, 10/01/41		175	206,136
4.25%, 12/15/42		100	109,999
4.90%, 7/29/45		250	300,297
4.10%, 5/19/46		350	376,782
International Business Machines Corp.:
5.88%, 11/29/32		150	198,817
5.60%, 11/30/39		75	97,105
4.00%, 6/20/42		75	81,539
4.70%, 2/19/46		150	176,050
Johnson & Johnson:
4.38%, 12/05/33		200	245,773
3.55%, 3/01/36		450	507,306
4.50%, 12/05/43		250	325,599
3.70%, 3/01/46		175	202,694
Merck & Co., Inc.:
6.50%, 12/01/33		100	142,445
3.60%, 9/15/42		250	262,937
3.70%, 2/10/45		400	426,446
Microsoft Corp.:
3.50%, 2/12/35		75	78,346
4.20%, 11/03/35		300	341,344

Corporate Bonds	Par (000)		Value
United States (continued)
Microsoft Corp. (continued):
5.30%, 2/08/41	USD	175	$226,394
3.50%, 11/15/42		100	99,139
3.75%, 2/12/45		475	491,644
4.45%, 11/03/45		375	432,395
NIKE, Inc., 3.88%, 11/01/45		175	197,720
Oracle Corp.:
4.30%, 7/08/34		125	136,778
3.90%, 5/15/35		100	103,864
3.85%, 7/15/36		525	539,308
5.38%, 7/15/40		150	183,434
4.50%, 7/08/44		350	384,743
4.13%, 5/15/45		200	209,013
4.00%, 7/15/46		525	543,756
PepsiCo, Inc.:
4.00%, 3/05/42		100	111,240
3.60%, 8/13/42		200	209,998
4.25%, 10/22/44		100	115,712
4.45%, 4/14/46		350	421,206
Pfizer, Inc.:
7.20%, 3/15/39		350	541,310
4.30%, 6/15/43		200	229,256
4.40%, 5/15/44		75	87,332
Procter & Gamble Co., 5.55%, 3/05/37		250	356,114
Visa, Inc.:
4.15%, 12/14/35		300	344,711
4.30%, 12/14/45		400	471,575
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		125	168,866
6.50%, 8/15/37		300	445,872
6.20%, 4/15/38		450	653,208
5.63%, 4/01/40		75	103,255
4.88%, 7/08/40		300	382,351
5.00%, 10/25/40		100	129,736
5.63%, 4/15/41		200	277,223
4.00%, 4/11/43		100	113,263
4.75%, 10/02/43		300	378,326
4.30%, 4/22/44		100	120,701
Total Corporate Bonds — 16.5%			19,447,095

Foreign Agency Obligations
Chile — 1.8%
Banco del Estado de Chile, 4.13%, 10/07/20	USD	100	107,280
Bonos del Banco Central de Chile en UF, 3.00%, 3/01/22	CLP	1,176,556	1,978,456
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/22	USD	400	403,290
4.50%, 9/16/25		400	429,111

Portfolio Abbreviations
ADR	American Depositary Receipts	MSCI	Morgan Stanley Capital International
BKIBOR	Bangkok Interbank Offered Rate	MXIBOR	Mexico Interbank Offered Rate
COP	Columbian Peso	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
ETF	Exchange-Traded Fund	OTC	Over-the-Counter
INR	Indian Rupee	PLN	Polish Zloty
ISDA	International Swaps and Derivatives Association, Inc.	S&P	Standard and Poor’s
JIBOR	Johannesburg Interbank Offered Rate	THB	Thai Baht
KLIBOR	Kuala Lumpur Interbank Offered Rate	TWD	Taiwan Dollar
KRW	South Korean Won	USD	United States. Dollar
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw InterBank Offered Bank
		ZAR	South African Rand

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Agency Obligations	Par (000)		Value
Chile (continued)
Corp. Nacional del Cobre de Chile (continued):
4.25%, 7/17/42		200	$197,308
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	211,091

			3,326,536
China — 0.5%
Amber Circle Funding Ltd., 3.25%, 12/04/22	USD	200	210,368
China Development Bank Corp., 2.50%, 10/09/20		200	204,725
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23		200	210,244
State Grid Overseas Investment 2016 Ltd., 2.88%, 5/18/26		200	204,376
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25		200	216,592

			1,046,305
Hong Kong — 0.6%
Sinochem Overseas Capital Co. Ltd.:
4.50%, 11/12/20		100	107,724
6.30%, 11/12/40		100	137,800
Sinopec Group Overseas Development 2012 Ltd.:
3.90%, 5/17/22		200	213,781
4.88%, 5/17/42		200	238,822
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	219,536
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 4/10/19		200	204,406

			1,122,069
Kazakhstan — 0.3%
KazAgro National Management Holding JSC, 4.63%, 5/24/23		200	185,040
KazMunayGas National Co. JSC:
7.00%, 5/05/20		100	109,000
6.38%, 4/09/21		200	216,040

			510,080
Malaysia — 0.9%
Petroliam Nasional Bhd, 7.63%, 10/15/26		300	418,517
Petronas Capital Ltd.:
3.13%, 3/18/22		300	312,121
7.88%, 5/22/22		150	193,961
3.50%, 3/18/25		400	425,162

Foreign Agency Obligations	Par (000)		Value
Malaysia (continued)
Petronas Capital Ltd. (continued):
4.50%, 3/18/45	USD	200	$228,551

			1,578,312
Mexico — 1.2%
Comision Federal de Electricidad, 4.88%, 1/15/24		200	214,000
Mexican Udibonos, 4.50%, 12/04/25	MXN	21,088	1,308,039
Petroleos Mexicanos:
5.50%, 1/21/21	USD	100	106,500
4.25%, 1/15/25		200	195,246
6.88%, 8/04/26		200	224,500
6.50%, 6/02/41		50	50,075
5.63%, 1/23/46		25	22,903

			2,121,263
Netherlands — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20		200	211,420
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36		200	206,500
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25		200	215,750
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	137,457
South Africa — 0.2%
Eskom Holdings SOC, Ltd.:
5.75%, 1/26/21		200	198,540
6.75%, 8/06/23		200	203,908

			402,448
Total Foreign Agency Obligations – 5.9%			10,878,140

Foreign Government Obligations
Argentine Republic Government International Bond:
8.28%, 12/31/33		687	764,184
2.50%, 12/31/38		475	321,813
Brazilian Government International Bond:
8.88%, 10/14/19		300	361,500
4.88%, 1/22/21		350	371,525
2.63%, 1/05/23		1,300	1,197,950
8.88%, 4/15/24		100	127,000

2	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations	Par (000)		Value
Brazilian Government International Bond (continued):
4.25%, 1/07/25	USD	200	$197,700
8.75%, 2/04/25		100	129,250
10.13%, 5/15/27		100	146,750
8.25%, 1/20/34		100	125,750
7.13%, 1/20/37		400	462,400
5.63%, 1/07/41		300	296,100
5.00%, 1/27/45		600	548,400
Chile Government International Bond:
2.25%, 10/30/22		250	255,000
3.13%, 1/21/26		200	213,000
Export-Import Bank of China:
2.00%, 4/26/21		200	200,280
3.63%, 7/31/24		200	214,953
Colombia Government International Bond:
11.75%, 2/25/20		500	657,500
7.75%, 4/14/21	COP	14,400,000	4,848,860
4.38%, 7/12/21	USD	600	643,500
2.63%, 3/15/23		600	580,500
4.00%, 2/26/24		400	416,000
8.13%, 5/21/24		150	195,000
4.50%, 1/28/26		300	320,550
7.38%, 9/18/37		400	515,000
6.13%, 1/18/41		650	745,875
5.63%, 2/26/44		400	439,000
5.00%, 6/15/45		1,200	1,233,000
Indonesia Government International Bond:
11.63%, 3/04/19		200	247,310
5.88%, 3/13/20		400	447,129
4.88%, 5/05/21		600	658,711
3.75%, 4/25/22		400	418,200
5.38%, 10/17/23		200	227,895
5.88%, 1/15/24		200	233,896
4.13%, 1/15/25		400	423,771
8.50%, 10/12/35		100	150,400
6.63%, 2/17/37		150	193,540
7.75%, 1/17/38		500	717,732
4.63%, 4/15/43		200	210,856
6.75%, 1/15/44		200	270,692
5.13%, 1/15/45		600	674,697
Kazakhstan Government International Bond:
5.13%, 7/21/25		200	219,190
6.50%, 7/21/45		200	236,000
Korea Treasury Bond, 1.13%, 6/10/23	KRW	1,665,084,400	1,524,082
Lithuania Government International Bond:
5.13%, 9/14/17	USD	200	209,096
7.38%, 2/11/20		1,600	1,886,365

Foreign Government Obligations	Par (000)		Value
Lithuania Government International Bond (continued):
6.13%, 3/09/21	USD	1,300	$1,526,499
6.63%, 2/01/22		1,200	1,462,872
Mexico Government International Bond:
5.95%, 3/19/19		150	167,100
5.13%, 1/15/20		200	222,000
3.50%, 1/21/21		700	742,000
3.63%, 3/15/22		400	422,400
4.00%, 10/02/23		1,150	1,237,400
3.60%, 1/30/25		1,000	1,046,250
4.13%, 1/21/26		200	217,200
8.30%, 8/15/31		100	161,500
7.50%, 4/08/33		150	217,500
6.75%, 9/27/34		100	136,000
6.05%, 1/11/40		1,100	1,388,750
4.75%, 3/08/44		1,300	1,391,000
5.55%, 1/21/45		450	540,000
4.60%, 1/23/46		1,000	1,052,500
5.75%, 10/12/49		476	522,410
Panama Government International Bond:
4.00%, 9/22/24		800	864,000
3.75%, 3/16/25		200	212,500
7.13%, 1/29/26		500	666,250
8.88%, 9/30/27		400	594,000
3.88%, 3/17/28		200	215,000
6.70%, 1/26/36		500	676,875
4.30%, 4/29/53		200	210,250
Peruvian Government International Bond:
7.13%, 3/30/19		200	229,000
7.35%, 7/21/25		600	819,000
4.13%, 8/25/27		200	222,000
8.75%, 11/21/33		1,050	1,669,500
6.55%, 3/14/37		330	450,450
5.63%, 11/18/50		550	697,125
Philippine Government International Bond:
8.38%, 6/17/19		150	179,443
6.50%, 1/20/20		100	116,947
4.00%, 1/15/21		1,000	1,102,085
4.20%, 1/21/24		300	346,353
10.63%, 3/16/25		550	908,687
5.50%, 3/30/26		400	513,274
9.50%, 2/02/30		850	1,473,618
7.75%, 1/14/31		525	823,539
6.38%, 1/15/32		200	286,737
6.38%, 10/23/34		900	1,334,454
5.00%, 1/13/37		200	266,341

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Philippine Government International Bond (continued):
3.95%, 1/20/40	USD	600	$708,409
3.70%, 3/01/41		200	229,909
Poland Government International Bond:
6.38%, 7/15/19		800	911,408
5.13%, 4/21/21		400	455,798
5.00%, 3/23/22		1,000	1,146,250
3.00%, 3/17/23		150	156,375
4.00%, 1/22/24		250	276,670
3.25%, 4/06/26		700	736,246
Romanian Government International Bond:
6.75%, 2/07/22		1,000	1,195,900
4.38%, 8/22/23		900	977,175
4.88%, 1/22/24		400	449,056
6.13%, 1/22/44		476	612,279
Russian Foreign Bond — Eurobond:
3.50%, 1/16/19		200	204,139
5.00%, 4/29/20		400	426,000
4.50%, 4/04/22		200	212,217
4.88%, 9/16/23		400	433,176
12.75%, 6/24/28		300	533,869
7.50%, 3/31/30		1,059	1,294,207
5.63%, 4/04/42		200	219,500
5.88%, 9/16/43		200	227,442
South Africa Government Bond — CPI Linked	ZAR	18,708,525	1,690,354
South Africa Government International Bond:
5.50%, 3/09/20	USD	1,000	1,086,320
5.88%, 5/30/22		500	562,875
4.67%, 1/17/24		200	210,444
5.88%, 9/16/25		600	680,820
4.88%, 4/14/26		200	211,200
6.25%, 3/08/41		100	119,558
5.38%, 7/24/44		400	433,320
Korea Treasury Bond, 1.13%, 6/10/23	KRW	1,665,084,400	1,524,082
Turkey Government International Bond:
6.75%, 4/03/18	USD	400	423,400
7.50%, 11/07/19		200	223,254
7.00%, 6/05/20		300	332,183
5.63%, 3/30/21		800	850,600
5.13%, 3/25/22		200	208,228
6.25%, 9/26/22		200	219,462
3.25%, 3/23/23		200	187,748
5.75%, 3/22/24		200	215,164
7.38%, 2/05/25		600	712,593
4.25%, 4/14/26		200	193,670
11.88%, 1/15/30		700	1,177,967

Foreign Government Obligations		Par (000)	Value
Turkey Government International Bond (continued):
8.00%, 2/14/34	USD	100	$129,916
6.88%, 3/17/36		300	352,500
6.75%, 5/30/40		100	116,375
6.00%, 1/14/41		600	640,014
4.88%, 4/16/43		400	369,584
6.63%, 2/17/45		800	925,200
Ukraine Government International Bond:
7.75%, 9/01/19		150	148,905
7.75%, 9/01/20		160	157,632
7.75%, 9/01/21		100	98,020
7.75%, 9/01/22		100	97,895
7.75%, 9/01/23		150	146,092
7.75%, 9/01/24		200	194,040
7.75%, 9/01/25		100	96,770
7.75%, 9/01/26		125	120,650
7.75%, 9/01/27		100	96,270
Uruguay Government International Bond:
4.38%, 10/27/27		200	212,250
7.63%, 3/21/36		300	415,650
5.10%, 6/18/50		200	202,500
Venezuela Government International Bond:
7.00%, 12/01/18		200	107,000
7.75%, 10/13/19		475	227,406
6.00%, 12/09/20		345	150,506
12.75%, 8/23/22		535	281,544
9.00%, 5/07/23		500	221,875
8.25%, 10/13/24		305	132,294
7.65%, 4/21/25		415	176,375
11.75%, 10/21/26		680	328,950
9.25%, 9/15/27		685	329,656
9.25%, 5/07/28		250	110,625
11.95%, 8/05/31		700	335,125
9.38%, 1/13/34		100	44,375

4	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Venezuela Government International Bond (continued):
7.00%, 3/31/38	USD	350	$143,063

			2,588,794
Total Foreign Government Obligations — 44.1%			81,062,953
Total Long-Term Investments (Cost — $110,047,755) — 60.6%			111,388,188

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, Tempfund, Institutional Class, 0.36% (a)(b)	89,432,006	$89,432,006
Total Short-Term Securities (Cost — $89,432,006) — 48.7%		89,432,006
Total Investments (Cost — $199,479,761) — 109.3%		200,820,194
Liabilities in Excess of Other Assets — (9.3)%		(17,131,711)

Net Assets — 100.0%		$183,688,483

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$203,236,716

Gross unrealized appreciation		$1,864,210
Gross unrealized depreciation		(4,280,732)

Net unrealized appreciation		$(2,416,522)

Notes to Consolidated Schedule of Investments

(a)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased		Shares Sold	Shares Held at July 31, 2016	Value at July 31, 2016	Income	Realized Gain (Loss)
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	320,593	5,357		325,950	—	—	$91,446	$46,935
BlackRock Liquidity Funds, TempFund, Institutional Class	21,581,862	67,850,144	[1]	—	89,432,006	$89,432,006	54,635	—
iShares MSCI Frontier 100 ETF	20,794	—		(20,794)	—	—	1,737	(149,908)
Total						$89,432,006	$147,818	$(102,973)
[1] Represents net shares purchased.

(b)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
157	SGX S&P Nifty Index	August 2016	$2,727,875	$6,769

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	295,312	CLP	200,000,000	Bank of America, N.A.	9/07/16	$(9,107)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	887,802	CLP	580,000,000	BNP Paribas S.A.	9/07/16	$4,988
USD	113,173	CLP	75,000,000	Deutsche Bank AG	9/07/16	(983)
USD	292,163	CLP	200,000,000	Goldman Sachs International	9/07/16	(12,256)
USD	816,465	COP	2,410,000,000	Bank of America, N.A.	9/07/16	37,524
USD	2,077,052	COP	6,200,000,000	Credit Suisse International	9/07/16	73,137
USD	803,735	COP	2,410,000,000	Deutsche Bank AG	9/07/16	24,794
USD	267,195	COP	800,000,000	HSBC Bank USA N.A.	9/07/16	8,625
USD	1,187,449	COP	3,700,000,000	HSBC Bank USA N.A.	9/07/16	(8,436)
USD	157,137	KRW	180,000,000	Deutsche Bank AG	9/07/16	(4,646)
USD	449,496	KRW	520,000,000	HSBC Bank USA N.A.	9/07/16	(17,877)
USD	615,610	KRW	700,000,000	UBS AG	9/07/16	(13,546)
USD	182,972	MXN	3,425,000	Citibank N.A.	9/07/16	992
USD	10,577	MXN	200,000	Citibank N.A.	9/07/16	(50)
USD	105,765	MXN	2,000,000	Citibank N.A.	9/07/16	(500)
USD	565,574	MXN	10,500,000	Citibank N.A.	9/07/16	7,680
USD	184,031	MXN	3,425,000	Deutsche Bank AG	9/07/16	2,051
USD	257,754	MXN	4,900,000	UBS AG	9/07/16	(2,597)
USD	107,428	ZAR	1,600,000	Citibank N.A.	9/07/16	(7,019)
USD	40,285	ZAR	600,000	Citibank N.A.	9/07/16	(2,632)
USD	693,780	ZAR	10,000,000	Citibank N.A.	9/07/16	(21,512)
USD	468,638	ZAR	7,100,000	Morgan Stanley & Co. International PLC	9/07/16	(39,219)
USD	336,463	ZAR	4,800,000	UBS AG	9/07/16	(6,877)
AUD	56,000	USD	41,795	BNP Paribas S.A.	9/21/16	696
AUD	1,366,000	USD	1,020,752	Citibank N.A.	9/21/16	15,722
AUD	34,000	USD	25,626	Citibank N.A.	9/21/16	172
AUD	415,000	USD	306,169	Citibank N.A.	9/21/16	8,719
AUD	665,000	USD	490,483	Citibank N.A.	9/21/16	14,096
AUD	336,000	USD	245,776	Citibank N.A.	9/21/16	9,169
AUD	309,000	USD	235,626	Citibank N.A.	9/21/16	(1,168)
AUD	320,000	USD	237,442	Citibank N.A.	9/21/16	5,363
AUD	1,000	USD	744	Citibank N.A.	9/21/16	15
AUD	441,000	USD	328,020	Credit Suisse International	9/21/16	6,596
AUD	577,000	USD	425,588	Credit Suisse International	9/21/16	12,220
AUD	338,000	USD	258,123	Credit Suisse International	9/21/16	(1,660)
AUD	902,000	USD	663,980	Deutsche Bank AG	9/21/16	20,426
AUD	148,000	USD	110,386	UBS AG	9/21/16	1,912
AUD	520,000	USD	390,910	UBS AG	9/21/16	3,648
BRL	73,000	USD	21,893	Bank of America, N.A.	9/21/16	258
BRL	93,000	USD	27,745	Bank of America, N.A.	9/21/16	475
BRL	1,907,000	USD	567,401	BNP Paribas S.A.	9/21/16	11,257
BRL	314,000	USD	93,217	Citibank N.A.	9/21/16	2,063
BRL	220,000	USD	61,263	Citibank N.A.	9/21/16	5,494
BRL	843,000	USD	253,115	Citibank N.A.	9/21/16	2,684
BRL	162,000	USD	49,101	Deutsche Bank AG	9/21/16	56
BRL	171,000	USD	48,253	Deutsche Bank AG	9/21/16	3,635
BRL	63,000	USD	18,950	Deutsche Bank AG	9/21/16	167
BRL	51,000	USD	14,922	Deutsche Bank AG	9/21/16	553
BRL	3,062,000	USD	926,736	HSBC Bank USA N.A.	9/21/16	2,394
BRL	411,000	USD	120,840	HSBC Bank USA N.A.	9/21/16	3,874
BRL	508,000	USD	152,925	HSBC Bank USA N.A.	9/21/16	1,222
CAD	11,000	USD	8,436	Bank of America, N.A.	9/21/16	(9)
CAD	44,000	USD	34,159	BNP Paribas S.A.	9/21/16	(450)

6	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	804,000	USD	634,064	Citibank N.A.	9/21/16	$(18,114)
CAD	185,000	USD	139,851	Citibank N.A.	9/21/16	1,878
CAD	407,000	USD	313,697	Citibank N.A.	9/21/16	(1,891)
CAD	296,000	USD	229,631	Credit Suisse International	9/21/16	(2,863)
CAD	171,000	USD	131,120	Deutsche Bank AG	9/21/16	(116)
CAD	282,000	USD	213,944	UBS AG	9/21/16	2,098
CAD	178,000	USD	135,251	UBS AG	9/21/16	1,116
CHF	98,000	EUR	90,637	BNP Paribas S.A.	9/21/16	(154)
CHF	41,000	EUR	37,611	Citibank N.A.	9/21/16	282
CHF	93,000	EUR	85,828	Citibank N.A.	9/21/16	60
CHF	15,000	EUR	13,820	Citibank N.A.	9/21/16	36
CHF	441,000	EUR	407,117	Citibank N.A.	9/21/16	146
CHF	7,000	EUR	6,449	Citibank N.A.	9/21/16	17
CHF	208,000	EUR	196,300	Credit Suisse International	9/21/16	(4,728)
CHF	33,000	EUR	30,405	UBS AG	9/21/16	77
CHF	14,000	EUR	12,858	UBS AG	9/21/16	79
CHF	484,000	EUR	445,367	UBS AG	9/21/16	1,781
CHF	767,000	EUR	702,590	UBS AG	9/21/16	6,392
CLP	136,551,000	USD	205,773	Bank of America, N.A.	9/21/16	1,813
CLP	29,794,000	USD	45,170	Credit Suisse International	9/21/16	123
CLP	108,962,000	USD	162,727	Deutsche Bank AG	9/21/16	2,918
CLP	27,643,000	USD	40,196	Deutsche Bank AG	9/21/16	1,827
CLP	882,000	USD	1,347	Deutsche Bank AG	9/21/16	(6)
CLP	204,362,000	USD	307,311	Deutsche Bank AG	9/21/16	3,362
CLP	2,750,000	USD	4,126	HSBC Bank USA N.A.	9/21/16	54
CLP	71,025,000	USD	106,260	HSBC Bank USA N.A.	9/21/16	1,713
COP	1,631,851,000	USD	551,487	Bank of America, N.A.	9/21/16	(25,455)
COP	143,700,000	USD	48,498	Bank of America, N.A.	9/21/16	(2,176)
COP	662,529,000	USD	222,999	BNP Paribas S.A.	9/21/16	(9,430)
COP	109,260,000	USD	35,188	Credit Suisse International	9/21/16	32
COP	607,588,000	USD	204,713	Deutsche Bank AG	9/21/16	(8,855)
COP	788,312,000	USD	266,160	HSBC Bank USA N.A.	9/21/16	(12,045)
EUR	738,222	CHF	799,000	Citibank N.A.	9/21/16	421
EUR	140,084	CHF	152,000	Citibank N.A.	9/21/16	(316)
EUR	206,955	CHF	225,000	Citibank N.A.	9/21/16	(923)
EUR	234,653	CHF	254,000	Citibank N.A.	9/21/16	105
EUR	158,141	CHF	171,000	Citibank N.A.	9/21/16	256
EUR	102,679	CHF	111,000	Citibank N.A.	9/21/16	195
EUR	90,944	CHF	99,000	Citibank N.A.	9/21/16	(537)
EUR	122,100	CHF	132,000	Citibank N.A.	9/21/16	228
EUR	29,611	CHF	32,000	Citibank N.A.	9/21/16	68
EUR	428,542	CHF	468,000	Citibank N.A.	9/21/16	(4,076)
EUR	283,688	CHF	309,000	Citibank N.A.	9/21/16	(1,862)
EUR	374,170	CHF	405,000	Citibank N.A.	9/21/16	187
EUR	485,567	CHF	528,000	HSBC Bank USA N.A.	9/21/16	(2,265)
EUR	924	CHF	1,000	UBS AG	9/21/16	—
EUR	147,756	CHF	161,000	UBS AG	9/21/16	(1,032)
EUR	153,467	HUF	48,754,000	BNP Paribas S.A.	9/21/16	(3,332)
EUR	110,695	HUF	34,597,000	Citibank N.A.	9/21/16	(358)
EUR	170,614	HUF	53,777,000	Citibank N.A.	9/21/16	(2,180)
EUR	470,839	HUF	147,497,000	Citibank N.A.	9/21/16	(2,744)
EUR	67,809	HUF	21,279,000	HSBC Bank USA N.A.	9/21/16	(528)
EUR	231,595	HUF	73,668,000	HSBC Bank USA N.A.	9/21/16	(5,368)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	119,298	HUF	37,594,000	UBS AG	9/21/16	$(1,495)
EUR	62,211	HUF	19,612,000	UBS AG	9/21/16	(807)
EUR	112,612	NOK	1,058,000	BNP Paribas S.A.	9/21/16	752
EUR	52,754	NOK	493,000	BNP Paribas S.A.	9/21/16	664
EUR	212,026	NOK	1,978,000	BNP Paribas S.A.	9/21/16	3,076
EUR	168,472	NOK	1,579,000	Citibank N.A.	9/21/16	1,577
EUR	43,696	NOK	411,000	Citibank N.A.	9/21/16	236
EUR	543,448	NOK	5,084,000	Citibank N.A.	9/21/16	6,206
EUR	141,552	NOK	1,325,000	Citibank N.A.	9/21/16	1,525
EUR	212,227	NOK	1,997,000	Citibank N.A.	9/21/16	1,048
EUR	162,599	NOK	1,531,000	Citibank N.A.	9/21/16	686
EUR	679,006	NOK	6,424,000	Citibank N.A.	9/21/16	(762)
EUR	882,817	NOK	8,352,000	Citibank N.A.	9/21/16	(964)
EUR	537,111	NOK	5,114,000	Citibank N.A.	9/21/16	(4,450)
EUR	107,222	NOK	1,015,000	HSBC Bank USA N.A.	9/21/16	(190)
EUR	17,631	NOK	165,000	UBS AG	9/21/16	194
EUR	663,104	NOK	6,230,000	UBS AG	9/21/16	4,418
EUR	504,164	NOK	4,661,000	UBS AG	9/21/16	12,336
EUR	53,182	PLN	235,000	BNP Paribas S.A.	9/21/16	(651)
EUR	143,593	PLN	642,000	Citibank N.A.	9/21/16	(3,679)
EUR	98,055	PLN	437,000	Citibank N.A.	9/21/16	(2,153)
EUR	143,819	PLN	639,000	Citibank N.A.	9/21/16	(2,656)
EUR	52,416	PLN	234,000	Citibank N.A.	9/21/16	(1,253)
EUR	179,263	PLN	794,000	Citibank N.A.	9/21/16	(2,675)
EUR	252,894	PLN	1,118,000	Citibank N.A.	9/21/16	(3,228)
EUR	496,560	PLN	2,182,000	Citibank N.A.	9/21/16	(2,955)
EUR	560,333	PLN	2,452,000	Citibank N.A.	9/21/16	(711)
EUR	402,090	PLN	1,798,000	Citibank N.A.	9/21/16	(10,370)
EUR	62,310	PLN	273,000	HSBC Bank USA N.A.	9/21/16	(165)
EUR	19,965	PLN	91,000	HSBC Bank USA N.A.	9/21/16	(956)
EUR	30,773	PLN	137,000	HSBC Bank USA N.A.	9/21/16	(639)
EUR	58,766	PLN	261,000	UBS AG	9/21/16	(1,059)
EUR	49,466	PLN	219,000	UBS AG	9/21/16	(714)
EUR	922,634	PLN	4,048,000	UBS AG	9/21/16	(3,883)
EUR	50,906	RON	229,000	BNP Paribas S.A.	9/21/16	(545)
EUR	198,409	RON	903,000	Citibank N.A.	9/21/16	(4,754)
EUR	207,592	RON	944,000	Citibank N.A.	9/21/16	(4,775)
EUR	92,671	RON	415,000	Citibank N.A.	9/21/16	(520)
EUR	35,736	RON	160,000	Citibank N.A.	9/21/16	(192)
EUR	54,096	RON	245,000	Citibank N.A.	9/21/16	(994)
EUR	79,988	RON	360,000	HSBC Bank USA N.A.	9/21/16	(901)
EUR	348,902	RON	1,562,000	HSBC Bank USA N.A.	9/21/16	(1,842)
EUR	325,500	RON	1,482,000	HSBC Bank USA N.A.	9/21/16	(7,946)
EUR	2,224	RON	10,000	UBS AG	9/21/16	(22)
EUR	146,307	RON	655,000	UBS AG	9/21/16	(772)
EUR	375,504	RON	1,677,000	UBS AG	9/21/16	(953)
EUR	31,966	SEK	301,000	BNP Paribas S.A.	9/21/16	549
EUR	83,591	SEK	785,000	BNP Paribas S.A.	9/21/16	1,682
EUR	90,057	SEK	852,000	Citibank N.A.	9/21/16	1,077
EUR	91,186	SEK	864,000	Citibank N.A.	9/21/16	936
EUR	190,408	SEK	1,798,000	Citibank N.A.	9/21/16	2,674
EUR	71,867	SEK	670,000	Citibank N.A.	9/21/16	2,020
EUR	76,938	SEK	718,000	Citibank N.A.	9/21/16	2,078

8	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	126,080	SEK	1,187,000	Citibank N.A.	9/21/16	$2,188
EUR	40,919	SEK	387,000	Citibank N.A.	9/21/16	504
EUR	756,956	SEK	7,228,000	Citibank N.A.	9/21/16	1,240
EUR	314,185	SEK	2,963,000	Citibank N.A.	9/21/16	4,859
EUR	27,773	SEK	264,000	HSBC Bank USA N.A.	9/21/16	185
EUR	104,109	SEK	989,000	UBS AG	9/21/16	769
EUR	70,585	SEK	667,000	UBS AG	9/21/16	936
EUR	368,680	SEK	3,402,000	UBS AG	9/21/16	14,480
EUR	82,000	USD	92,419	Bank of America, N.A.	9/21/16	(554)
EUR	38,000	USD	42,129	Citibank N.A.	9/21/16	443
EUR	43,000	USD	48,785	Citibank N.A.	9/21/16	(612)
EUR	160,000	USD	180,815	Citibank N.A.	9/21/16	(1,565)
EUR	295,000	USD	334,935	Citibank N.A.	9/21/16	(4,443)
EUR	260,000	USD	290,926	Citibank N.A.	9/21/16	355
EUR	485,000	USD	538,058	HSBC Bank USA N.A.	9/21/16	5,294
EUR	173,000	USD	190,588	UBS AG	9/21/16	3,227
GBP	6,000	USD	7,794	Bank of America, N.A.	9/21/16	153
GBP	150,000	USD	200,974	Bank of America, N.A.	9/21/16	(2,288)
GBP	1,000	USD	1,296	BNP Paribas S.A.	9/21/16	29
GBP	82,000	USD	107,754	Citibank N.A.	9/21/16	861
GBP	222,000	USD	295,000	Citibank N.A.	9/21/16	(945)
GBP	9,000	USD	11,801	Citibank N.A.	9/21/16	120
GBP	121,000	USD	162,941	Citibank N.A.	9/21/16	(2,667)
GBP	61,000	USD	80,922	Credit Suisse International	9/21/16	(122)
GBP	126,000	USD	183,775	HSBC Bank USA N.A.	9/21/16	(16,878)
GBP	138,000	USD	181,982	UBS AG	9/21/16	809
GBP	3,000	USD	4,036	UBS AG	9/21/16	(62)
GBP	173,000	USD	230,434	UBS AG	9/21/16	(1,283)
HUF	22,216,000	EUR	70,015	BNP Paribas S.A.	9/21/16	1,425
HUF	43,604,000	EUR	139,482	BNP Paribas S.A.	9/21/16	487
HUF	42,593,000	EUR	134,367	Citibank N.A.	9/21/16	2,583
HUF	11,078,000	EUR	35,265	Citibank N.A.	9/21/16	316
HUF	68,375,000	EUR	216,744	Citibank N.A.	9/21/16	2,978
HUF	121,928,000	EUR	386,660	Citibank N.A.	9/21/16	5,134
HUF	69,036,000	EUR	217,449	Citibank N.A.	9/21/16	4,564
HUF	28,000	EUR	88	Citibank N.A.	9/21/16	2
HUF	85,170,000	EUR	270,914	HSBC Bank USA N.A.	9/21/16	2,666
HUF	109,337,000	EUR	351,282	UBS AG	9/21/16	(495)
HUF	8,599,000	EUR	27,274	UBS AG	9/21/16	357
HUF	345,060,000	EUR	1,095,422	UBS AG	9/21/16	13,228
HUF	24,237,000	EUR	77,200	UBS AG	9/21/16	640
HUF	776,000	EUR	2,443	UBS AG	9/21/16	53
IDR	1,853,625,000	USD	140,746	BNP Paribas S.A.	9/21/16	(176)
IDR	3,346,835,000	USD	252,916	Deutsche Bank AG	9/21/16	892
IDR	1,000,310,000	USD	75,896	Deutsche Bank AG	9/21/16	(37)
IDR	3,256,863,000	USD	247,106	Deutsche Bank AG	9/21/16	(122)
IDR	2,768,555,000	USD	209,898	Deutsche Bank AG	9/21/16	56
IDR	350,625,000	USD	26,462	Deutsche Bank AG	9/21/16	127
IDR	4,957,439,000	USD	370,733	HSBC Bank USA N.A.	9/21/16	5,215
IDR	1,634,015,000	USD	122,674	HSBC Bank USA N.A.	9/21/16	1,242
IDR	1,584,099,000	USD	119,917	HSBC Bank USA N.A.	9/21/16	214
IDR	1,223,021,000	USD	92,723	Standard Chartered Bank	9/21/16	25
IDR	1,264,341,000	USD	95,965	UBS AG	9/21/16	(84)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	29,102,000	USD	428,632	BNP Paribas S.A.	9/21/16	$4,322
INR	15,495,000	USD	228,607	BNP Paribas S.A.	9/21/16	1,914
INR	6,523,000	USD	95,701	Citibank N.A.	9/21/16	1,342
INR	14,169,000	USD	209,137	Deutsche Bank AG	9/21/16	1,658
INR	28,874,000	USD	426,247	Deutsche Bank AG	9/21/16	3,315
INR	10,873,000	USD	161,225	Deutsche Bank AG	9/21/16	534
INR	48,099,000	USD	698,701	HSBC Bank USA N.A.	9/21/16	16,874
INR	7,229,000	USD	106,990	HSBC Bank USA N.A.	9/21/16	557
INR	9,151,000	USD	134,798	JPMorgan Chase Bank N.A.	9/21/16	1,343
INR	11,330,000	USD	167,368	Standard Chartered Bank	9/21/16	1,190
INR	4,825,000	USD	71,165	UBS AG	9/21/16	617
JPY	216,000	USD	2,112	Bank of America, N.A.	9/21/16	9
JPY	5,188,000	USD	49,060	BNP Paribas S.A.	9/21/16	1,880
JPY	44,183,000	USD	416,556	Citibank N.A.	9/21/16	17,272
JPY	20,662,000	USD	202,246	Citibank N.A.	9/21/16	632
JPY	7,514,000	USD	72,473	Citibank N.A.	9/21/16	1,306
JPY	41,787,000	USD	401,239	Citibank N.A.	9/21/16	9,063
JPY	8,150,000	USD	77,315	Citibank N.A.	9/21/16	2,709
JPY	20,142,000	USD	193,637	Citibank N.A.	9/21/16	4,135
JPY	9,853,000	USD	93,078	Citibank N.A.	9/21/16	3,668
JPY	17,019,000	USD	165,991	Citibank N.A.	9/21/16	1,116
JPY	11,577,000	USD	115,480	Credit Suisse International	9/21/16	(1,807)
JPY	4,544,000	USD	43,716	UBS AG	9/21/16	901
JPY	651,000	USD	6,356	UBS AG	9/21/16	36
KRW	745,675,000	USD	655,596	BNP Paribas S.A.	9/21/16	14,441
KRW	22,747,000	USD	19,383	Citibank N.A.	9/21/16	1,056
KRW	1,485,556,000	USD	1,304,607	Deutsche Bank AG	9/21/16	30,261
KRW	118,029,000	USD	102,723	Deutsche Bank AG	9/21/16	3,333
KRW	129,468,000	USD	112,865	Deutsche Bank AG	9/21/16	3,470
KRW	26,217,000	USD	23,123	Deutsche Bank AG	9/21/16	435
KRW	220,035,000	USD	193,829	Deutsche Bank AG	9/21/16	3,886
KRW	303,805,000	USD	269,402	Deutsche Bank AG	9/21/16	3,586
KRW	219,674,000	USD	195,718	Deutsche Bank AG	9/21/16	1,673
KRW	32,857,000	USD	28,104	HSBC Bank USA N.A.	9/21/16	1,420
KRW	86,881,000	USD	73,910	UBS AG	9/21/16	4,158
KRW	177,559,000	USD	155,890	UBS AG	9/21/16	3,658
KRW	25,146,000	USD	21,709	UBS AG	9/21/16	886
MXN	2,631,000	USD	141,251	Citibank N.A.	9/21/16	(1,664)
MXN	1,214,000	USD	66,135	Citibank N.A.	9/21/16	(1,726)
MXN	185,000	USD	9,919	Citibank N.A.	9/21/16	(104)
MXN	2,989,000	USD	158,544	Citibank N.A.	9/21/16	37
MXN	25,972,000	USD	1,419,700	Deutsche Bank AG	9/21/16	(41,761)
MXN	4,556,000	USD	243,216	UBS AG	9/21/16	(1,498)
MXN	474,000	USD	25,072	UBS AG	9/21/16	76
MXN	768,000	USD	40,344	UBS AG	9/21/16	402
MXN	470,000	USD	25,672	UBS AG	9/21/16	(736)
MYR	216,000	USD	52,468	Deutsche Bank AG	9/21/16	1,051
MYR	462,000	USD	113,527	Deutsche Bank AG	9/21/16	944
MYR	753,000	USD	189,792	Deutsche Bank AG	9/21/16	(3,219)
MYR	595,000	USD	145,548	Deutsche Bank AG	9/21/16	1,877
MYR	1,228,000	USD	302,240	Deutsche Bank AG	9/21/16	2,026
MYR	634,000	USD	155,736	Deutsche Bank AG	9/21/16	1,352
NOK	175,000	EUR	18,755	BNP Paribas S.A.	9/21/16	(268)

10	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,846,000	EUR	407,546	Citibank N.A.	9/21/16	$(698)
NOK	4,073,000	EUR	431,938	Citibank N.A.	9/21/16	(1,117)
NOK	2,391,000	EUR	256,914	Citibank N.A.	9/21/16	(4,409)
NOK	1,161,000	EUR	123,749	Citibank N.A.	9/21/16	(1,020)
NOK	2,593,000	EUR	275,092	Citibank N.A.	9/21/16	(830)
NOK	924,000	EUR	97,569	Citibank N.A.	9/21/16	218
NOK	1,414,000	EUR	150,690	Citibank N.A.	9/21/16	(1,213)
NOK	1,301,000	EUR	138,973	Citibank N.A.	9/21/16	(1,481)
NOK	1,293,000	EUR	137,999	UBS AG	9/21/16	(1,337)
NZD	333,000	USD	239,425	Citibank N.A.	9/21/16	525
NZD	120,000	USD	86,757	Citibank N.A.	9/21/16	(289)
NZD	1,137,000	USD	793,774	Citibank N.A.	9/21/16	25,516
NZD	307,000	USD	223,395	Citibank N.A.	9/21/16	(2,179)
NZD	180,000	USD	125,479	Citibank N.A.	9/21/16	4,224
NZD	1,000	USD	705	Citibank N.A.	9/21/16	16
NZD	604,000	USD	423,421	Citibank N.A.	9/21/16	11,804
NZD	413,000	USD	293,001	Citibank N.A.	9/21/16	4,595
NZD	494,000	USD	350,413	Credit Suisse International	9/21/16	5,549
NZD	194,000	USD	141,048	Deutsche Bank AG	9/21/16	(1,257)
NZD	346,000	USD	242,806	HSBC Bank USA N.A.	9/21/16	6,511
NZD	2,083,000	USD	1,453,267	HSBC Bank USA N.A.	9/21/16	47,683
NZD	649,000	USD	464,996	JPMorgan Chase Bank N.A.	9/21/16	2,655
NZD	1,000	USD	707	UBS AG	9/21/16	13
PHP	8,973,000	USD	188,311	BNP Paribas S.A.	9/21/16	2,085
PHP	13,124,000	USD	277,874	Deutsche Bank AG	9/21/16	600
PHP	2,057,000	USD	44,370	Deutsche Bank AG	9/21/16	(723)
PHP	671,000	USD	14,322	Deutsche Bank AG	9/21/16	(85)
PHP	511,000	USD	10,831	Deutsche Bank AG	9/21/16	12
PHP	6,243,000	USD	132,604	HSBC Bank USA N.A.	9/21/16	(136)
PHP	41,196,000	USD	866,737	UBS AG	9/21/16	7,389
PHP	5,788,000	USD	123,097	UBS AG	9/21/16	(283)
PLN	15,000	EUR	3,366	BNP Paribas S.A.	9/21/16	74
PLN	1,526,000	EUR	348,776	Citibank N.A.	9/21/16	383
PLN	238,000	EUR	53,938	Citibank N.A.	9/21/16	574
PLN	1,037,000	EUR	233,552	Citibank N.A.	9/21/16	4,136
PLN	10,000	EUR	2,260	Citibank N.A.	9/21/16	31
PLN	4,728,000	EUR	1,080,639	Citibank N.A.	9/21/16	1,155
PLN	21,000	EUR	4,729	UBS AG	9/21/16	84
PLN	1,882,000	EUR	432,440	UBS AG	9/21/16	(2,102)
RON	593,000	EUR	131,187	BNP Paribas S.A.	9/21/16	2,123
RON	449,000	EUR	99,128	Citibank N.A.	9/21/16	1,834
RON	431,000	EUR	94,832	Citibank N.A.	9/21/16	2,122
RON	458,000	EUR	101,816	Citibank N.A.	9/21/16	1,086
RON	4,191,000	EUR	928,188	Citibank N.A.	9/21/16	13,850
RON	1,000	EUR	225	UBS AG	9/21/16	—
RON	461,000	EUR	101,955	UBS AG	9/21/16	1,684
RON	668,000	EUR	147,679	UBS AG	9/21/16	2,503
RON	3,235,000	EUR	722,979	UBS AG	9/21/16	3,388
SEK	1,229,000	EUR	129,821	Citibank N.A.	9/21/16	(1,458)
SEK	1,162,000	EUR	124,622	Citibank N.A.	9/21/16	(3,483)
SEK	956,000	EUR	101,901	Citibank N.A.	9/21/16	(2,163)
SEK	1,898,000	EUR	202,291	Citibank N.A.	9/21/16	(4,272)
SEK	774,000	EUR	83,040	Citibank N.A.	9/21/16	(2,353)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	895,000	EUR	94,537	Citibank N.A.	9/21/16	$(1,059)
SEK	2,482,000	EUR	263,085	Citibank N.A.	9/21/16	(3,962)
SEK	4,615,000	EUR	488,984	Citibank N.A.	9/21/16	(7,151)
SEK	7,841,000	EUR	822,592	Citibank N.A.	9/21/16	(2,958)
SEK	825,000	EUR	86,286	Citibank N.A.	9/21/16	(16)
SEK	336,000	EUR	35,616	Citibank N.A.	9/21/16	(537)
SEK	755,000	EUR	80,012	HSBC Bank USA N.A.	9/21/16	(1,188)
SEK	235,000	EUR	24,814	UBS AG	9/21/16	(268)
SGD	88,000	USD	65,407	Citibank N.A.	9/21/16	205
SGD	491,000	USD	361,548	Deutsche Bank AG	9/21/16	4,538
SGD	56,000	USD	41,594	Standard Chartered Bank	9/21/16	159
SGD	1,495,000	USD	1,102,060	Standard Chartered Bank	9/21/16	12,602
SGD	7,000	USD	5,143	UBS AG	9/21/16	77
SGD	11,000	USD	8,201	UBS AG	9/21/16	1
THB	28,421,000	USD	807,415	Bank of America, N.A.	9/21/16	7,775
THB	46,000	USD	1,310	Citibank N.A.	9/21/16	9
THB	10,127,000	USD	288,029	Citibank N.A.	9/21/16	2,440
THB	223,000	USD	6,348	Citibank N.A.	9/21/16	49
THB	93,000	USD	2,648	Citibank N.A.	9/21/16	19
THB	5,060,000	USD	144,485	Deutsche Bank AG	9/21/16	650
THB	40,462,000	USD	1,156,090	HSBC Bank USA N.A.	9/21/16	4,468
THB	1,426,000	USD	40,686	JPMorgan Chase Bank N.A.	9/21/16	215
THB	33,000	USD	938	Standard Chartered Bank	9/21/16	8
THB	3,738,000	USD	106,258	UBS AG	9/21/16	958
THB	420,000	USD	12,024	UBS AG	9/21/16	22
THB	1,498,000	USD	42,790	UBS AG	9/21/16	177
THB	183,000	USD	5,198	UBS AG	9/21/16	51
TRY	1,774,000	USD	601,356	Citibank N.A.	9/21/16	(14,480)
TRY	124,000	USD	41,525	Citibank N.A.	9/21/16	(503)
TRY	100,000	USD	33,978	Citibank N.A.	9/21/16	(896)
TRY	135,000	USD	45,077	Citibank N.A.	9/21/16	(417)
TRY	435,000	USD	144,242	Citibank N.A.	9/21/16	(335)
TRY	7,000	USD	2,371	Citibank N.A.	9/21/16	(55)
TRY	627,000	USD	210,934	Citibank N.A.	9/21/16	(3,509)
TRY	11,000	USD	3,519	UBS AG	9/21/16	120
TRY	29,000	USD	9,510	UBS AG	9/21/16	83
TRY	86,000	USD	29,349	UBS AG	9/21/16	(898)
TWD	10,537,198	USD	326,365	Bank of America, N.A.	9/21/16	5,675
TWD	238,802	USD	7,396	Bank of America, N.A.	9/21/16	129
TWD	14,413,000	USD	448,305	BNP Paribas S.A.	9/21/16	5,867
TWD	15,719,000	USD	492,836	Deutsche Bank AG	9/21/16	2,490
TWD	2,466,000	USD	77,425	Deutsche Bank AG	9/21/16	281
TWD	870,000	USD	26,943	Deutsche Bank AG	9/21/16	471
TWD	19,000	USD	587	Deutsche Bank AG	9/21/16	11
TWD	654,000	USD	20,387	Standard Chartered Bank	9/21/16	222
TWD	3,329,000	USD	103,675	UBS AG	9/21/16	1,226
USD	1,054,172	AUD	1,412,000	Citibank N.A.	9/21/16	(17,205)
USD	51,625	AUD	69,000	Citibank N.A.	9/21/16	(730)
USD	120,114	AUD	160,000	Citibank N.A.	9/21/16	(1,288)
USD	153,227	AUD	204,000	Citibank N.A.	9/21/16	(1,561)
USD	509,819	AUD	695,000	Citibank N.A.	9/21/16	(17,523)
USD	424,522	AUD	568,000	Citibank N.A.	9/21/16	(6,457)
USD	56,123	AUD	74,000	Credit Suisse International	9/21/16	(26)

12	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	599,902	AUD	806,000	HSBC Bank USA N.A.	9/21/16	$(11,663)
USD	436,593	AUD	593,000	HSBC Bank USA N.A.	9/21/16	(13,355)
USD	430,332	AUD	573,000	HSBC Bank USA N.A.	9/21/16	(4,441)
USD	126,099	AUD	166,000	JPMorgan Chase Bank N.A.	9/21/16	144
USD	69,974	AUD	92,000	UBS AG	9/21/16	168
USD	262,000	AUD	350,000	UBS AG	9/21/16	(3,568)
USD	7,817	BRL	26,000	Bank of America, N.A.	9/21/16	(72)
USD	53,358	BRL	179,000	BNP Paribas S.A.	9/21/16	(958)
USD	334,652	BRL	1,111,000	BNP Paribas S.A.	9/21/16	(2,469)
USD	112,927	BRL	391,000	BNP Paribas S.A.	9/21/16	(5,717)
USD	13,237	BRL	44,000	Deutsche Bank AG	9/21/16	(114)
USD	55,391	BRL	185,000	Deutsche Bank AG	9/21/16	(745)
USD	10,303	BRL	34,000	Deutsche Bank AG	9/21/16	(14)
USD	17,484	BRL	62,000	HSBC Bank USA N.A.	9/21/16	(1,329)
USD	586	BRL	2,000	HSBC Bank USA N.A.	9/21/16	(21)
USD	6,002	BRL	21,000	JPMorgan Chase Bank N.A.	9/21/16	(370)
USD	49,283	CAD	64,000	BNP Paribas S.A.	9/21/16	252
USD	420,547	CAD	544,000	Citibank N.A.	9/21/16	3,785
USD	114,443	CAD	148,000	Citibank N.A.	9/21/16	1,059
USD	34,788	CAD	45,000	Citibank N.A.	9/21/16	314
USD	78,425	CAD	102,000	Citibank N.A.	9/21/16	282
USD	1,671,572	CAD	2,206,000	Citibank N.A.	9/21/16	(18,461)
USD	80,901	CAD	104,000	Citibank N.A.	9/21/16	1,226
USD	593,433	CAD	775,000	Citibank N.A.	9/21/16	(300)
USD	6,967	CAD	9,000	Citibank N.A.	9/21/16	72
USD	266,330	CAD	347,000	UBS AG	9/21/16	490
USD	610,566	CAD	797,000	UBS AG	9/21/16	(22)
USD	68,105	CAD	87,000	UBS AG	9/21/16	1,453
USD	112,367	CAD	145,000	UBS AG	9/21/16	1,281
USD	31,663	CLP	20,940,000	Bank of America, N.A.	9/21/16	(171)
USD	610,786	CLP	414,235,000	Bank of America, N.A.	9/21/16	(18,939)
USD	110,997	CLP	73,702,000	Bank of America, N.A.	9/21/16	(1,046)
USD	119,380	CLP	79,143,000	BNP Paribas S.A.	9/21/16	(934)
USD	40,217	CLP	26,495,000	BNP Paribas S.A.	9/21/16	(61)
USD	173,620	CLP	114,277,000	BNP Paribas S.A.	9/21/16	(105)
USD	101,818	CLP	67,561,000	BNP Paribas S.A.	9/21/16	(889)
USD	126,156	CLP	87,237,000	BNP Paribas S.A.	9/21/16	(6,463)
USD	71,080	CLP	48,512,000	BNP Paribas S.A.	9/21/16	(2,669)
USD	106,304	CLP	69,767,000	Citibank N.A.	9/21/16	243
USD	46,360	CLP	30,945,000	Deutsche Bank AG	9/21/16	(683)
USD	517,909	CLP	338,109,000	HSBC Bank USA N.A.	9/21/16	3,912
USD	38,969	CLP	25,996,000	HSBC Bank USA N.A.	9/21/16	(551)
USD	119,363	COP	353,017,000	Bank of America, N.A.	9/21/16	5,567
USD	343,101	COP	1,061,554,000	Bank of America, N.A.	9/21/16	905
USD	40,945	COP	121,688,000	BNP Paribas S.A.	9/21/16	1,718
USD	184,924	COP	559,950,000	BNP Paribas S.A.	9/21/16	4,422
USD	163,263	COP	495,504,000	BNP Paribas S.A.	9/21/16	3,536
USD	312,472	COP	924,916,000	Deutsche Bank AG	9/21/16	14,322
USD	27,607	COP	81,799,000	Deutsche Bank AG	9/21/16	1,239
USD	19,549	COP	59,977,000	Deutsche Bank AG	9/21/16	215
USD	128,773	COP	383,134,000	HSBC Bank USA N.A.	9/21/16	5,269
USD	134,214	COP	419,005,000	HSBC Bank USA N.A.	9/21/16	(854)
USD	38,895	EUR	35,000	BNP Paribas S.A.	9/21/16	(316)

See Notes to Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	208,815	EUR	187,000	BNP Paribas S.A.	9/21/16	$(683)
USD	123,457	EUR	111,000	Citibank N.A.	9/21/16	(897)
USD	311,648	EUR	281,000	Citibank N.A.	9/21/16	(3,160)
USD	261,734	EUR	236,000	Citibank N.A.	9/21/16	(2,659)
USD	176,216	EUR	159,000	Citibank N.A.	9/21/16	(1,914)
USD	41,035	EUR	37,000	Citibank N.A.	9/21/16	(417)
USD	59,685	EUR	53,000	Citibank N.A.	9/21/16	308
USD	35,988	EUR	32,000	Citibank N.A.	9/21/16	138
USD	33,871	EUR	30,000	Citibank N.A.	9/21/16	262
USD	340,831	EUR	309,000	Citibank N.A.	9/21/16	(5,345)
USD	361,514	EUR	325,000	Citibank N.A.	9/21/16	(2,588)
USD	88,224	EUR	79,000	Citibank N.A.	9/21/16	(281)
USD	1,111	EUR	1,000	HSBC Bank USA N.A.	9/21/16	(10)
USD	307,627	EUR	279,000	HSBC Bank USA N.A.	9/21/16	(4,941)
USD	242,730	EUR	221,000	HSBC Bank USA N.A.	9/21/16	(4,859)
USD	55,789	EUR	50,000	UBS AG	9/21/16	(227)
USD	91,382	EUR	83,000	UBS AG	9/21/16	(1,604)
USD	429,027	EUR	375,296	UBS AG	9/21/16	8,578
USD	205,983	EUR	185,000	UBS AG	9/21/16	(1,275)
USD	6,673	EUR	6,000	UBS AG	9/21/16	(48)
USD	1,558,987	EUR	1,413,000	UBS AG	9/21/16	(24,015)
USD	76,265	GBP	58,000	Citibank N.A.	9/21/16	(560)
USD	10,357	GBP	8,000	Citibank N.A.	9/21/16	(240)
USD	120,910	GBP	82,000	Citibank N.A.	9/21/16	12,295
USD	549,400	GBP	410,000	Citibank N.A.	9/21/16	6,325
USD	309,809	GBP	236,000	Citibank N.A.	9/21/16	(2,790)
USD	566,748	GBP	420,000	Credit Suisse International	9/21/16	10,427
USD	62,377	GBP	44,000	HSBC Bank USA N.A.	9/21/16	4,096
USD	247,788	GBP	189,000	UBS AG	9/21/16	(2,556)
USD	122,511	GBP	93,000	UBS AG	9/21/16	(675)
USD	232,382	GBP	176,000	UBS AG	9/21/16	(743)
USD	281,478	IDR	3,732,401,000	BNP Paribas S.A.	9/21/16	(1,569)
USD	297,467	IDR	3,941,440,000	Deutsche Bank AG	9/21/16	(1,432)
USD	37,636	IDR	505,633,000	Deutsche Bank AG	9/21/16	(709)
USD	39,193	IDR	517,152,000	Deutsche Bank AG	9/21/16	(25)
USD	92,284	IDR	1,220,462,000	Deutsche Bank AG	9/21/16	(269)
USD	127,471	IDR	1,729,910,000	HSBC Bank USA N.A.	9/21/16	(3,717)
USD	205,130	IDR	2,780,536,000	HSBC Bank USA N.A.	9/21/16	(5,732)
USD	157,339	IDR	2,095,758,000	HSBC Bank USA N.A.	9/21/16	(1,593)
USD	246,530	IDR	3,276,387,000	Standard Chartered Bank	9/21/16	(1,935)
USD	73,742	IDR	996,994,000	UBS AG	9/21/16	(1,865)
USD	115,449	IDR	1,569,297,000	UBS AG	9/21/16	(3,559)
USD	143,218	INR	9,708,000	BNP Paribas S.A.	9/21/16	(1,210)
USD	19,094	INR	1,306,000	Deutsche Bank AG	9/21/16	(336)
USD	43,701	INR	2,990,000	Deutsche Bank AG	9/21/16	(782)
USD	16,747	INR	1,145,000	Deutsche Bank AG	9/21/16	(287)
USD	104,665	INR	7,135,000	Deutsche Bank AG	9/21/16	(1,484)
USD	418,546	INR	28,395,000	HSBC Bank USA N.A.	9/21/16	(3,890)
USD	58,068	INR	3,964,000	UBS AG	9/21/16	(905)
USD	122,580	INR	8,306,000	UBS AG	9/21/16	(990)
USD	143,478	INR	9,702,000	UBS AG	9/21/16	(860)
USD	26,086	INR	1,790,000	UBS AG	9/21/16	(544)
USD	169,609	JPY	17,327,000	BNP Paribas S.A.	9/21/16	(522)

14	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	375,075	JPY	38,029,000	Citibank N.A.	9/21/16	$1,672
USD	67,447	JPY	7,119,000	Citibank N.A.	9/21/16	(2,454)
USD	166,026	JPY	17,494,000	Credit Suisse International	9/21/16	(5,746)
USD	135,913	JPY	14,200,000	Deutsche Bank AG	9/21/16	(3,515)
USD	190,291	JPY	20,278,000	Standard Chartered Bank	9/21/16	(8,816)
USD	38,420	JPY	4,066,000	UBS AG	9/21/16	(1,504)
USD	343,806	JPY	36,266,000	UBS AG	9/21/16	(12,286)
USD	73,062	JPY	7,638,000	UBS AG	9/21/16	(1,935)
USD	61,609	JPY	6,356,000	UBS AG	9/21/16	(800)
USD	23,450	JPY	2,477,000	UBS AG	9/21/16	(871)
USD	40,838	JPY	4,122,000	UBS AG	9/21/16	364
USD	242,286	JPY	25,639,000	UBS AG	9/21/16	(9,460)
USD	15,241	JPY	1,561,000	UBS AG	9/21/16	(86)
USD	112,628	KRW	129,953,000	Citibank N.A.	9/21/16	(4,143)
USD	3,665	KRW	4,274,000	Deutsche Bank AG	9/21/16	(176)
USD	32,539	KRW	37,558,000	Deutsche Bank AG	9/21/16	(1,209)
USD	19,720	KRW	23,197,000	Deutsche Bank AG	9/21/16	(1,124)
USD	53,446	KRW	63,173,000	Deutsche Bank AG	9/21/16	(3,319)
USD	65,523	KRW	75,325,000	Deutsche Bank AG	9/21/16	(2,162)
USD	168,362	KRW	193,431,000	Deutsche Bank AG	9/21/16	(5,448)
USD	317,177	KRW	367,354,000	HSBC Bank USA N.A.	9/21/16	(12,915)
USD	607,664	KRW	690,944,000	UBS AG	9/21/16	(13,194)
USD	216,788	KRW	248,764,000	UBS AG	9/21/16	(6,743)
USD	24,536	KRW	28,319,000	UBS AG	9/21/16	(911)
USD	35,353	MXN	673,000	Bank of America, N.A.	9/21/16	(353)
USD	13,502	MXN	257,000	BNP Paribas S.A.	9/21/16	(133)
USD	5,963	MXN	110,000	Citibank N.A.	9/21/16	127
USD	200,796	MXN	3,732,000	Citibank N.A.	9/21/16	2,796
USD	43,125	MXN	826,000	Citibank N.A.	9/21/16	(699)
USD	148,147	MXN	2,830,000	Citibank N.A.	9/21/16	(1,998)
USD	134,213	MXN	2,540,000	Citibank N.A.	9/21/16	(547)
USD	191,769	MXN	3,753,000	Citibank N.A.	9/21/16	(7,345)
USD	443,256	MXN	8,348,000	Citibank N.A.	9/21/16	355
USD	131,637	MXN	2,466,000	Citibank N.A.	9/21/16	804
USD	83,177	MXN	1,539,000	Deutsche Bank AG	9/21/16	1,525
USD	25,635	MXN	476,000	Deutsche Bank AG	9/21/16	381
USD	72,580	MXN	1,383,000	HSBC Bank USA N.A.	9/21/16	(795)
USD	28,146	MXN	521,000	UBS AG	9/21/16	505
USD	257,540	MXN	4,876,000	UBS AG	9/21/16	(1,155)
USD	2,138	MXN	40,000	UBS AG	9/21/16	16
USD	4,520	MXN	85,000	UBS AG	9/21/16	10
USD	67,742	MXN	1,292,000	UBS AG	9/21/16	(805)
USD	19,955	MYR	80,000	BNP Paribas S.A.	9/21/16	133
USD	51,857	MYR	206,000	Deutsche Bank AG	9/21/16	815
USD	2,535	MYR	10,000	Deutsche Bank AG	9/21/16	57
USD	359,691	MYR	1,467,000	Deutsche Bank AG	9/21/16	(3,792)
USD	23,992	MYR	97,000	Deutsche Bank AG	9/21/16	(42)
USD	48,126	MYR	192,000	Deutsche Bank AG	9/21/16	554
USD	108,867	MYR	442,000	HSBC Bank USA N.A.	9/21/16	(649)
USD	519,432	MYR	2,077,000	HSBC Bank USA N.A.	9/21/16	4,807
USD	30,692	MYR	125,000	HSBC Bank USA N.A.	9/21/16	(279)
USD	38,345	MYR	155,000	HSBC Bank USA N.A.	9/21/16	(59)
USD	55,436	MYR	219,000	UBS AG	9/21/16	1,174

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,354	MYR	425,000	UBS AG	9/21/16	$51
USD	959,309	MYR	3,890,000	UBS AG	9/21/16	(4,528)
USD	17,831	MYR	72,000	UBS AG	9/21/16	(9)
USD	212,285	NZD	298,488	BNP Paribas S.A.	9/21/16	(2,797)
USD	53,224	NZD	74,000	Citibank N.A.	9/21/16	(98)
USD	30,148	NZD	43,000	Citibank N.A.	9/21/16	(837)
USD	368,395	NZD	522,000	Citibank N.A.	9/21/16	(7,743)
USD	453,756	NZD	645,000	Citibank N.A.	9/21/16	(11,012)
USD	158,109	NZD	222,000	Citibank N.A.	9/21/16	(1,858)
USD	102,660	NZD	145,000	Credit Suisse International	9/21/16	(1,823)
USD	64,882	NZD	90,512	Credit Suisse International	9/21/16	(338)
USD	538,649	NZD	767,000	Deutsche Bank AG	9/21/16	(14,029)
USD	226,291	NZD	323,000	JPMorgan Chase Bank N.A.	9/21/16	(6,454)
USD	394,158	PHP	18,646,000	Citibank N.A.	9/21/16	(1,486)
USD	203,099	PHP	9,635,000	Deutsche Bank AG	9/21/16	(1,343)
USD	58,795	PHP	2,781,000	Deutsche Bank AG	9/21/16	(214)
USD	46,710	PHP	2,172,000	Deutsche Bank AG	9/21/16	623
USD	22,448	PHP	1,060,000	Deutsche Bank AG	9/21/16	(44)
USD	99,365	PHP	4,692,000	Deutsche Bank AG	9/21/16	(193)
USD	892,839	PHP	41,142,000	JPMorgan Chase Bank N.A.	9/21/16	19,859
USD	795,226	PHP	37,646,000	Standard Chartered Bank	9/21/16	(3,573)
USD	557,859	PHP	26,370,000	Standard Chartered Bank	9/21/16	(1,678)
USD	487,648	PHP	23,056,000	UBS AG	9/21/16	(1,570)
USD	135,354	PHP	6,342,000	UBS AG	9/21/16	785
USD	583,596	SGD	788,000	Bank of America, N.A.	9/21/16	(3,932)
USD	59,777	SGD	81,000	BNP Paribas S.A.	9/21/16	(616)
USD	128,263	SGD	173,000	Citibank N.A.	9/21/16	(725)
USD	74,206	SGD	100,000	Citibank N.A.	9/21/16	(353)
USD	31,056	SGD	42,000	Citibank N.A.	9/21/16	(259)
USD	91,939	SGD	124,000	Citibank N.A.	9/21/16	(514)
USD	105,271	SGD	142,000	Citibank N.A.	9/21/16	(604)
USD	54,730	SGD	74,000	Deutsche Bank AG	9/21/16	(444)
USD	146,478	SGD	199,000	JPMorgan Chase Bank N.A.	9/21/16	(1,896)
USD	20,815	SGD	28,000	UBS AG	9/21/16	(62)
USD	339,156	SGD	461,000	UBS AG	9/21/16	(4,562)
USD	109,512	SGD	148,000	UBS AG	9/21/16	(836)
USD	132,720	SGD	180,000	UBS AG	9/21/16	(1,487)
USD	3,172	THB	112,000	BNP Paribas S.A.	9/21/16	(41)
USD	21,437	THB	752,000	Deutsche Bank AG	9/21/16	(133)
USD	349,079	THB	12,312,000	HSBC Bank USA N.A.	9/21/16	(4,062)
USD	6,596	THB	233,000	HSBC Bank USA N.A.	9/21/16	(87)
USD	61,848	THB	2,159,000	UBS AG	9/21/16	(78)
USD	66,803	TRY	196,000	Citibank N.A.	9/21/16	1,962
USD	110,751	TRY	332,000	Citibank N.A.	9/21/16	919
USD	361,782	TRY	1,064,000	Citibank N.A.	9/21/16	9,788
USD	108,961	TRY	319,000	Citibank N.A.	9/21/16	3,429
USD	1,532,916	TRY	4,689,000	Citibank N.A.	9/21/16	(18,303)
USD	31,709	TRY	95,000	Citibank N.A.	9/21/16	281
USD	174,839	TRY	524,000	Citibank N.A.	9/21/16	1,489
USD	45,550	TRY	134,000	Citibank N.A.	9/21/16	1,220
USD	1,021	TRY	3,000	Citibank N.A.	9/21/16	29
USD	140,805	TRY	423,000	HSBC Bank USA N.A.	9/21/16	868
USD	3,579	TRY	11,000	UBS AG	9/21/16	(60)

16	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,202	TRY	90,000	UBS AG	9/21/16	$429
USD	36,493	TRY	108,000	UBS AG	9/21/16	764
USD	745	TWD	24,000	Deutsche Bank AG	9/21/16	(12)
USD	3,935	TWD	125,000	Deutsche Bank AG	9/21/16	(4)
USD	3,315	TWD	106,000	Deutsche Bank AG	9/21/16	(26)
USD	466,698	TWD	14,981,000	Deutsche Bank AG	9/21/16	(5,373)
USD	89,350	TWD	2,861,000	Deutsche Bank AG	9/21/16	(803)
USD	4,885	TWD	157,000	Deutsche Bank AG	9/21/16	(62)
USD	49,199	TWD	1,596,000	HSBC Bank USA N.A.	9/21/16	(1,093)
USD	306,145	TWD	9,834,000	HSBC Bank USA N.A.	9/21/16	(3,737)
USD	188,562	TWD	6,050,000	UBS AG	9/21/16	(2,082)
USD	204,377	ZAR	2,979,000	Citibank N.A.	9/21/16	(8,127)
USD	171,231	ZAR	2,486,000	Citibank N.A.	9/21/16	(6,105)
USD	1,184,988	ZAR	17,792,000	Citibank N.A.	9/21/16	(84,186)
USD	198,202	ZAR	3,038,000	Citibank N.A.	9/21/16	(18,511)
USD	2,288	ZAR	34,000	Citibank N.A.	9/21/16	(137)
USD	193,996	ZAR	3,039,000	Citibank N.A.	9/21/16	(22,788)
USD	19,410	ZAR	291,000	Citibank N.A.	9/21/16	(1,348)
USD	32,553	ZAR	505,000	UBS AG	9/21/16	(3,470)
USD	110,078	ZAR	1,589,000	UBS AG	9/21/16	(3,272)
ZAR	3,857,000	USD	262,834	Citibank N.A.	9/21/16	12,302
ZAR	3,624,000	USD	249,767	Citibank N.A.	9/21/16	8,748
ZAR	4,457,000	USD	286,836	Citibank N.A.	9/21/16	31,099
ZAR	4,096,000	USD	280,789	Citibank N.A.	9/21/16	11,395
ZAR	5,648,000	USD	390,342	Citibank N.A.	9/21/16	12,552
ZAR	5,131,000	USD	353,292	Citibank N.A.	9/21/16	12,723
ZAR	6,873,000	USD	459,805	Citibank N.A.	9/21/16	30,473
ZAR	1,593,000	USD	109,894	Citibank N.A.	9/21/16	3,741
ZAR	2,746,000	USD	178,312	Citibank N.A.	9/21/16	17,571
ZAR	4,638,000	USD	322,629	Citibank N.A.	9/21/16	8,219
ZAR	28,000	USD	1,859	Citibank N.A.	9/21/16	138
ZAR	15,000	USD	996	Citibank N.A.	9/21/16	74
ZAR	127,000	USD	8,759	UBS AG	9/21/16	301
ZAR	3,061,000	USD	212,245	UBS AG	9/21/16	6,108
ZAR	4,352,000	USD	304,449	UBS AG	9/21/16	5,996
ZAR	70,000	USD	4,594	UBS AG	9/21/16	399
ZAR	395,000	USD	26,698	UBS AG	9/21/16	1,479
INR	16,441,498	USD	239,812	Goldman Sachs International	10/07/16	4,177
INR	161,042,270	USD	2,348,925	Goldman Sachs International	10/07/16	40,920
Total						$58,630

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	CounterParty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.73%[1]	1 Month MXIBOR	Bank of America N.A.	9/21/16	[2]	9/15/21	MXN	11,720	(5,610)	—	(5,610)
1.83%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	PLN	4,760	(4,306)	—	(4,306)
8.52%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	ZAR	11,660	25,911	—	25,911
1.94%[1]	6 Month THB Fixing Rate	Bank of America N.A.	9/21/16	[2]	9/21/21	THB	43,030	13,265	—	13,265
5.63%[1]	1 Month MXIBOR	Bank of America N.A.	9/21/16	[2]	9/15/21	MXN	1,660	(1,160)	—	(1,160)
1.91%[1]	6 Month BKIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	THB	4,170	1,085	—	1,085
1.60%[1]	6 Month BKIBOR	Bank of America N.A.	9/21/16	[2]	9/21/21	THB	6,000	(990)	—	(990)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	CounterParty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.92%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	1,500	688	—	688
1.82%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	PLN	1,200	(1,195)	—	(1,195)
5.82%[1]	1 Month MXIBOR	Bank of America N.A.	9/21/16[2]	9/15/21	MXN	3,000	(782)	—	(782)
5.88%[1]	1 Month MXIBOR	Bank of America N.A.	9/21/16[2]	9/15/21	MXN	19,030	(2,316)	—	(2,316)
1.85%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	PLN	7,180	(4,752)	—	(4,752)
7.99%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	15,450	10,037	—	10,037
1.71%[1]	6 Month THB Fixing Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	THB	61,710	(447)	—	(447)
7.88%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	5,980	2,039	—	2,039
5.97%[1]	1 Month MXIBOR	Citibank N.A.	9/21/16[2]	9/15/21	MXN	9,000	780	—	780
3.84%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	CLP	641,380	251	—	251
1.17%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	KRW	390,960	(350)	—	(350)
1.21%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	KRW	1,073,510	546	—	546
1.55%[1]	3 Month LIBOR	Bank of America N.A.	9/21/16[2]	9/21/21	KRW	90,000	1,368	—	1,368
1.58%[1]	3 Month LIBOR	Bank of America N.A.	9/21/16[2]	9/21/21	KRW	711,010	11,990	—	11,990
3.44%[1]	3 Month KLIBOR	BNP Paribas S.A.	9/21/16[2]	9/21/21	MYR	7,400	278	—	278
3.52%[1]	3 Month KLIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	MYR	650	626	—	626
3.79%[1]	3 Month KLIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	MYR	360	1,417	—	1,417
3.83%[1]	3 Month KLIBOR	BNP Paribas S.A.	9/21/16[2]	9/21/21	MYR	5,400	23,831	—	23,831
3.92%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	MXN	11,720	1,731	—	1,731
3.93%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	PLN	4,760	467	—	467
4.34%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	11,660	15,922	—	15,922
0.68%[1]	3 Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	THB	43,030	(101)	—	(101)
0.69%[1]	3 Month TWD Secondary Bank Rate	BNP Paribas S.A.	9/21/16[2]	9/21/21	MXN	1,660	(434)	—	(434)
0.72%[1]	3 Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	THB	4,170	1,035	—	1,035
0.81%[1]	3 Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	THB	6,000	6,551	—	6,551
0.81%[1]	3 Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	1,500	811	—	811
Total							$98,186		$98,186

[1] Fund pays the floating rate and receives the fixed rate. [2] Forward swap.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	7/29/16 – 2/01/18	$48,437,517	$7,719,592	[2]	52,181,692
	UBS AG	8/08/16	$49,697,100	1,139,425	[3]	50,060,544
Total				$8,859,017		$102,242,236

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1143 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:

USD 1 Month; USD Spot Next

[2]	Amount includes $3,975,417 of net dividends and financing fees.

[3]	Amount includes $775,981 of net dividends and financing fees.

18	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2016, expiration dates 7/29/16 – 2/01/18:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	61,000	$323,587
Ambev SA	102,200	592,573
Banco Bradesco SA, Preference Shares	36,704	321,036
Banco do Brasil SA	28,200	183,077
BM&FBovespa SA	170,400	1,003,249
Braskem SA, Preference A Shares	1,400	8,005
BTG Pactual Group	19,200	100,725
CETIP SA — Mercados Organizado	25,900	345,637
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	24,942	375,876
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	4,400	66,589
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	52,346	494,146
Cia Energetica de Minas Gerais — ADR	31,750	87,948
Cia Energetica de Minas Gerais, Preference Shares	13,100	36,726
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	33,700	144,678
Companhia de Saneamento Basico do Estado de Sao Paulo	33,200	315,371
CPFL Energia SA — ADR	20,826	292,605
CVC Brasil Operadora e Agencia de Viagens SA	26,400	175,870
Embraer SA	9,100	41,621
Engie Brasil Energia SA	68,800	895,648
Equatorial Energia SA	8,300	142,148
Fibria Celulose SA	27,800	169,677
Fibria Celulose SA — Sponsored — ADR	17,719	108,972
Gerdau SA, Preference Shares	22,300	53,302
Gol Linhas Aereas Inteligentes SA — ADR	1,994	31,505
Hypermarcas SA	67,100	568,065
Itau Unibanco Holding SA, Preference Shares	26,434	275,476
Itau Unibanco Holding SA, Preference Shares — ADR	10,446	109,161
Itausa — Investimentos Itau SA, Preference Shares	172,420	444,557
JBS SA	37,000	124,383
Light SA	2,900	13,014
Localiza Rent a Car SA	5,800	72,089
Lojas Renner SA	42,200	354,790
M Dias Branco SA	700	25,367

	Shares	Value
Reference Entity — Long
Brazil (continued)
Marfrig Global Foods SA	39,000	$68,320
Metalurgica Gerdau SA, Preference Shares	31,600	26,386
Minerva SA	9,900	29,312
MRV Engenharia e Participacoes SA	5,200	21,597
Multiplan Empreendimentos Imobiliarios SA	2,200	42,861
Multiplus SA	13,900	183,353
Odontoprev SA	29,500	118,277
Petroleo Brasileiro SA, Preference Shares	198,100	725,218
Porto Seguro SA	3,300	28,599
Qualicorp SA	39,600	262,583
Raia Drogasil SA	11,500	235,079
Smiles SA	31,900	511,203
Telefonica Brasil SA, Preference Shares	8,700	132,094
Transmissora Alianca de Energia Eletrica SA	32,700	261,205
Ultrapar Participacoes SA	10,000	228,349

		11,171,909
Chile
Empresa Nacional de Electricidad SA — ADR	78,511	2,143,350
Enersis SA — ADR	30,441	264,228

		2,407,578
China
3SBio, Inc.	72,000	72,350
Agile Property Holdings Ltd.	70,000	40,178
Agricultural Bank of China Ltd., Class H	235,000	86,564
Air China Ltd., Class H	322,000	245,851
Alibaba Group Holding Ltd. — ADR	29,590	2,440,583
Anhui Conch Cement Co. Ltd., Class H	140,500	369,667
Anhui Expressway Co. Ltd., Class H	36,000	27,933
Baidu, Inc. — ADR	3,562	568,495
Bank of China Ltd., Class H	3,955,000	1,632,826
Bank of Communications Co. Ltd., Class H	452,000	305,953
Beijing Capital International Airport Co. Ltd., Class H	208,000	240,403
Beijing Jingneng Clean Energy Co. Ltd., Class H	134,000	40,530
BYD Electronic International Co. Ltd.	11,000	8,388
China Agri-Industries Holdings Ltd.	62,000	21,633
China Biologic Products, Inc.	9,383	1,120,143

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
China (continued)
China Cinda Asset Management Co. Ltd.	504,000	$164,253
China CITIC Bank Corp. Ltd., Class H	72,000	45,638
China Communications Construction Co. Ltd., Class H	146,000	159,989
China Communications Services Corp. Ltd., Class H	502,000	273,023
China Construction Bank Corp., Class H	2,636,000	1,772,816
China Everbright Bank Co. Ltd., Class H	139,000	60,579
China Evergrande Group	53,000	33,484
China Galaxy Securities Co. Ltd., Class H	48,000	41,653
China Harmony New Energy Auto Holding Ltd.	88,500	50,044
China Lesso Group Holdings Ltd.	39,000	22,127
China Life Insurance Co. Ltd., Class H	81,000	183,731
China Machinery Engineering Corp.	25,000	15,673
China Pacific Insurance Group Co. Ltd., Class H	129,400	459,850
China Petroleum & Chemical Corp. — ADR	21,932	1,574,937
China Petroleum & Chemical Corp. Class H	584,000	418,829
China Railway Construction Corp. Ltd., Class H	129,000	155,523
China Railway Group Ltd., Class H	990,000	748,939
China Shipping Development Co. Ltd.	46,000	26,092
China Telecom Corp. Ltd., Class H	280,000	138,383
China Unicom Hong Kong Ltd.	160,000	170,449
China Vanke Co. Ltd., Class H	142,200	322,431
Chongqing Rural Commercial Bank, Co. Ltd., Class H	36,000	18,945
CITIC Securities Co. Ltd., Class H	115,000	245,688
CNOOC Ltd.	112,000	134,986
Dalian Wanda Commercial Properties Co. Ltd., Class H	4,900	31,132
Datang International Power Generation Co. Ltd., Class H	298,000	77,427
Dongfang Electric Corp. Ltd.	256,600	203,459
Dongfeng Motor Group Co. Ltd., Class H	416,000	515,119
GF Securities Co. Ltd., Class H	10,400	22,850
Great Wall Motor Co. Ltd., Class H	365,000	380,553
Guangzhou Automobile Group Co. Ltd., Class H	160,000	205,820

	Shares	Value
Reference Entity — Long
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	56,000	$139,013
Huadian Fuxin Energy Corp. Ltd.	46,000	10,702
Huadian Power International Corp. Ltd., Class H	674,000	319,585
Huaneng Power International, Inc., Class H	714,000	439,860
Huatai Securities Co. Ltd., Class H	12,800	26,226
Industrial & Commercial Bank of China Ltd., Class H	2,724,000	1,554,016
Jiangsu Expressway Co. Ltd., Class H	14,000	19,807
Jiangxi Copper Co. Ltd., Class H	135,000	155,159
Lenovo Group Ltd.	692,000	448,451
Longfor Properties Co. Ltd.	218,000	298,576
Lonking Holdings Ltd.	105,000	15,605
Metallurgical Corp. of China Ltd.	765,000	233,669
NetEase, Inc. — ADR	12,367	2,526,207
New China Life Insurance Co. Ltd., Class H	18,500	65,815
People’s Insurance Co. Group of China Ltd., Class H	631,000	243,778
PICC Property & Casualty Co. Ltd., Class H	452,000	704,290
Ping An Insurance Group Co. of China Ltd., Class H	198,000	929,230
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	25,000	61,472
Shanghai Jin Jiang International Hotels Group Co. Ltd.	30,000	9,827
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	27,600	65,633
Shenzhen Expressway Co. Ltd.	58,000	54,766
Sino-Ocean Land Holdings Ltd.	291,000	123,307
Sinopec Engineering Group Co. Ltd., Class H	39,000	34,115
Sinopec Shanghai Petrochemical Co. Ltd., Class H	234,000	114,526
Sinopharm Group Co. Ltd., Class H	92,800	450,818
Sinotrans Ltd., Class H	153,000	70,209
Sohu.com, Inc.	14,056	543,686
Tencent Holdings Ltd.	200,800	4,849,947
Tianjin Capital Environmental Protection Group Co. Ltd.	40,000	18,877
Tianneng Power International Ltd.	372,000	256,084
Weichai Power Co. Ltd., Class H	304,000	365,572
Xinjiang Goldwind Science & Technology Co. Ltd.	39,800	54,130
XTEP International Holdings Ltd.	9,500	4,897
YY, Inc. — ADR	3,803	149,040

20	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
China (continued)
Zhejiang Expressway Co. Ltd., Class H	122,000	$126,349
ZTE Corp., Class H	573,960	774,057

		32,153,220
Czech Republic
CEZ AS	13,175	249,355
Czech Republic AS	2,876	28,052

		277,407
Egypt
Global Telecom Holding — GDR	3,592	6,358
Global Telecom Holding SAE	26,000	12,268
Talaat Moustafa Group	19,311	12,156

		30,782
Greece
Tsakos Energy Navigation Ltd.	4,446	22,763
Hong Kong
Beijing Enterprises Holdings Ltd.	12,000	67,841
Belle International Holdings Ltd.	542,000	359,290
CGN Meiya Power Holdings Co. Ltd.	38,000	5,607
China Everbright Ltd.	6,000	11,493
China High Speed Transmission Equipment Group Co. Ltd.	299,000	232,042
China Jinmao Holdings Group Ltd.	236,000	65,915
China Mobile Ltd.	106,000	1,312,653
China Mobile Ltd. — ADR	7,199	446,986
China Power International Development Ltd.	461,000	188,233
China Resources Beer Holdings Co. Ltd.	14,000	26,945
China Resources Cement Holdings Ltd.	252,000	91,712
China Resources Land Ltd.	258,222	644,090
China Resources Power Holdings Co. Ltd.	100,000	159,817
China Taiping Insurance Holdings Co. Ltd.	33,600	66,109
ENN Energy Holdings Ltd.	10,000	47,757
Geely Automobile Holdings Ltd.	1,130,000	745,313
GOME Electrical Appliances Holding Ltd.	889,000	108,059
Haier Electronics Group Co. Ltd.	158,000	265,417
KWG Property Holding Ltd.	156,000	96,786
Nine Dragons Paper Holdings Ltd.	38,000	30,295
Seaspan Corp.	707	10,667
Shenzhen Investment Ltd.	34,000	13,881
Shimao Property Holdings Ltd.	167,000	218,677
Sino Biopharmaceutical Ltd.	238,000	159,447
Skyworth Digital Holdings Ltd.	434,000	325,060

	Shares	Value
Reference Entity — Long
Hong Kong (continued)
Yuexiu Property Co. Ltd.	256,000	$33,075

		5,733,167
Hungary
MOL Hungarian Oil & Gas PLC	3,986	250,082
Indonesia
Astra International Tbk PT	51,400	30,375
Bank Central Asia Tbk PT	162,900	180,031
Bank Mandiri Persero Tbk PT	192,700	149,591
Bank Negara Indonesia Persero Tbk PT	174,300	71,464
Gudang Garam Tbk PT	108,500	560,269
Indofood Sukses Makmur Tbk PT	27,200	17,348
Matahari Department Store Tbk PT	403,900	616,427
Mitra Keluarga Karyasehat Tbk PT	41,700	8,098
Telekomunikasi Indonesia Persero Tbk PT	1,647,100	536,149
Telekomunikasi Indonesia Persero Tbk PT — ADR	32,219	2,126,454
Unilever Indonesia Tbk PT	58,100	200,109
United Tractors Tbk PT	182,300	219,718
XL Axiata Tbk PT	34,400	9,756

		4,725,789
Malaysia
Astro Malaysia Holdings Bhd	295,200	211,764
Berjaya Sports Toto Bhd	47,900	38,598
British American Tobacco Malaysia Bhd	21,000	254,652
IHH Healthcare Bhd	123,200	197,943
IOI Corp. Bhd	36,800	38,265
MISC Bhd	23,900	44,095
Petronas Chemicals Group Bhd	29,600	47,630
PPB Group Bhd	18,300	71,995
Public Bank Bhd	64,700	310,158
Top Glove Corp. Bhd	104,900	110,557
YTL Power International Bhd	104,500	36,712

		1,362,369
Mexico
Alfa SAB de C.V., Series A	662,800	1,084,871
Alpek SA de C.V.	43,200	76,520
Alsea SAB de C.V.	17,300	61,699
America Movil SAB de C.V., Series L	836,800	481,104
Arca Continental SAB de C.V.	20,400	131,224
Cemex SAB de C.V.	1,450,004	1,105,096
Cemex SAB de C.V. — ADR	166,290	1,272,118
Coca-Cola Femsa SAB de C.V. — ADR	9,506	746,981

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value

Reference Entity — Long
Mexico (continued)
Coca-Cola Femsa SAB de C.V., Series L	41,500	$326,223
El Puerto de Liverpool SAB de C.V., Series C1	28,420	275,454
Gentera SAB de C.V.	47,400	88,076
Gruma SAB de C.V.	57,186	822,472
Grupo Aeroportuario del Centro Norte SAB de C.V.	194,200	1,207,769
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	2,297	225,726
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	31,300	307,942
Grupo Bimbo SAB de C.V., Series A	728,100	2,170,320
Grupo Comercial Chedraui SA de C.V.	7,000	15,882
Grupo Financiero Santander Mexico SAB de C.V., Series B	30,000	54,656
Grupo Televisa SAB CPO	66,000	350,346
Industrias Penoles SAB de C.V.	43,070	1,108,197
Kimberly-Clark de Mexico SAB de C.V., Class A	344,000	778,082
Nemak SAB de C.V.	30,600	34,778
Promotora y Operadora de Infraestructura SAB de C.V.	24,645	287,407
Wal-Mart de Mexico SAB de C.V.	482,206	1,102,001

		14,114,944
Netherlands
Yandex NV	82,321	1,782,250
Panama
Copa Holdings SA, Class A	2,122	142,174
Peru
Credicorp Ltd.	13,030	2,089,100
Southern Copper Corp.	2,268	58,945

		2,148,045
Philippines
Ayala Land, Inc.	167,000	140,095
Energy Development Corp.	578,900	72,231
Globe Telecom, Inc.	3,320	159,863
Jollibee Foods Corp.	1,290	6,986
Metropolitan Bank & Trust Co.	4	8

		379,183
Poland
Bank Handlowy w Warszawie SA	948	16,740
Bank Pekao SA	36,469	1,154,181
Bank Zachodni WBK SA	439	31,544
Enea SA	27,234	76,518
Energa SA	3,775	9,433
Eurocash SA	416	5,590

	Shares	Value

Reference Entity — Long
Poland (continued)
KGHM Polska Miedz SA	5,119	$103,384
Mbank	265	20,636
PGE SA	5,670	18,630
Polski Koncern Naftowy Orlen SA	50,618	811,050
Polskie Gornictwo Naftowe i Gazownictwo SA	139,675	193,814
Tauron Polska Energia SA	138,509	109,410

		2,550,930
Qatar
Barwa Real Estate Co.	13,576	130,708
Commercial Bank of Qatar QSC	607	6,318
Qatar Electricity & Water Co.	1,099	67,744
Qatar National Bank	5,890	247,309

		452,079
Russia
Aeroflot - Russian Airlines OJSC	118,527	156,442
Alrosa AO	701,400	761,885
Gazprom OAO — ADR	188,057	770,475
Lukoil PJSC — ADR	10,272	442,130
Magnit OJSC — GDR	7,085	271,832
Magnitogorsk Iron & Steel Works OJSC	239,300	107,400
Magnitogorsk Iron & Steel Works OJSC — GDR	14,218	81,166
Mail.ru Group Ltd. — GDR	10,370	200,141
MegaFon OAO — GDR	16,870	166,658
MMC Norilsk Nickel	267	38,504
Mobile Telesystems — ADR	10,774	95,781
Moscow Exchange MICEX-RTS OAO	45,460	77,833
NovaTek OAO — GDR	922	92,677
Novolipetsk Steel OJSC	26,630	38,488
Novolipetsk Steel OJSC — GDR	10,623	153,677
PhosAgro PJSC — GDR	3,190	44,022
Rosneft Oil Co. OJSC	6,829	33,205
Sberbank of Russia	24,990	52,861
Sberbank of Russia — ADR	40,809	355,578
Severstal OAO	2,460	29,645
Severstal PAO — GDR	45,749	541,693
Sistema JSFC — GDR	3,466	28,213
Surgutneftegas OAO	283,500	135,112
Tatneft OAO	21,042	101,780
Tatneft PAO — ADR	2,736	77,907
Uralkali OJSC	8,460	23,864
Uralkali PJSC — GDR	761	10,731

		4,889,700
South Africa
African Rainbow Minerals Ltd.	2,305	16,408
AngloGold Ashanti Ltd.	1,888	41,322
Aspen Pharmacare Holdings Ltd.	8,935	241,301

22	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value

Reference Entity — Long
South Africa (continued)
Barclays Africa Group Ltd.	2,990	$33,073
Barloworld Ltd.	13,254	78,560
Bid Corp. Ltd.	8,560	159,727
Bidvest Group Ltd.	8,526	97,999
Capitec Bank Holdings Ltd.	2,953	130,972
Clicks Group Ltd.	33,175	296,971
FirstRand Ltd.	53,623	187,646
Fortress Income Fund Ltd.	31,333	37,907
Growthpoint Properties Ltd.	48,944	92,879
Hyprop Investments Ltd.	35,814	348,168
Imperial Holdings Ltd.	384	4,589
Investec Ltd.	30,233	182,304
Kumba Iron Ore Ltd.	3,975	38,882
Liberty Holdings Ltd.	2,285	20,165
Mediclinic International PLC	5,985	84,531
Mondi Ltd.	2,212	44,828
Mr Price Group Ltd.	4,850	79,980
MTN Group Ltd.	4,612	46,618
Naspers Ltd., Class N	2,300	360,924
Netcare Ltd.	38,995	90,353
Pick n Pay Stores Ltd.	25,575	144,341
PSG Group Ltd.	218	3,115
Redefine Properties Ltd.	131,328	113,434
Sanlam Ltd.	55,795	263,262
Sappi Ltd.	22,696	115,465
Sasol Ltd.	5,209	138,605
Sasol Ltd. — ADR	1,335	35,631
Sibanye Gold Ltd.	28,112	131,026
Spar Group Ltd.	17,647	263,257
Standard Bank Group Ltd.	20,603	205,789
Tsogo Sun Holdings Ltd.	17,151	35,834
Vodacom Group Ltd.	9,471	109,766

		4,275,632
South Korea
Amorepacific Corp.	826	285,989
Anterogen Co. Ltd.	686	20,293
Cell Biotech Co. Ltd.	471	26,205
CJ CheilJedang Corp.	116	40,851
Coway Co. Ltd.	4,034	308,380
Hyosung Corp.	722	89,725
Hyundai Development Co-Engineering & Construction	15,058	596,979
Hyundai Engineering & Construction Co. Ltd.	2,340	77,208
Hyundai Home Shopping Network Corp.	701	76,043
Hyundai Mobis Co. Ltd.	747	170,340
Hyundai Motor Co.	70	8,259
Hyundai Steel Co.	3,057	138,671
Hyundai Wia Corp.	809	62,156
Industrial Bank of Korea	10,969	116,161

	Shares	Value

Reference Entity — Long
South Korea (continued)
Kangwon Land, Inc.	8,542	$312,668
Kia Motors Corp.	661	24,900
Korea Electric Power Corp.	2,201	120,502
Korea Investment Holdings Co. Ltd.	1,203	50,498
Korea Zinc Co. Ltd.	96	43,790
KT Corp.	2,188	62,009
KT Corp. — ADR	138,926	2,120,011
KT&G Corp.	4,986	539,189
LG Display Co. Ltd.	934	25,896
LG Electronics, Inc.	23,154	1,107,235
LG Household & Health Care Ltd.	323	290,934
LG Innotek Co. Ltd.	569	45,491
LG International Corp.	4,705	153,379
LG Uplus Corp.	1,419	13,890
Lotte Chemical Corp.	303	82,331
Lotte Confectionery Co. Ltd.	48	8,120
Lotte Food Co. Ltd.	53	38,573
Lotte Shopping Co. Ltd.	441	76,052
LS Corp.	2,873	137,034
Medy-Tox, Inc.	217	84,066
NAVER Corp.	2,747	1,742,927
NongShim Co. Ltd.	187	56,197
Orion Corp.	7	5,766
Poongsan Corp.	3,995	110,983
Posco Daewoo Corp.	1,152	22,073
S-Oil Corp.	6,577	452,880
Samsung Card Co. Ltd.	649	25,064
Samsung Electronics Co. Ltd.	2,399	3,300,969
Samsung Electronics Co. Ltd. — GDR	213	146,428
Samsung SDS Co. Ltd.	1,146	160,995
Seohee Construction Co. Ltd.	13,334	17,759
Shinhan Financial Group Co. Ltd.	1,524	54,460
Shinhan Financial Group Co. Ltd. — ADR	7,918	282,593
Silicon Works Co. Ltd.	1,354	38,215
SK Hynix, Inc.	7,447	229,323
SK Innovation Co. Ltd.	1,870	246,425
SK Networks Co. Ltd.	4,011	22,294
SK Telecom Co. Ltd.	44	9,042
SKC Co. Ltd.	1,511	40,401
Sungwoo Hitech Co. Ltd.	13,238	96,816

		14,415,438
Taiwan
AU Optronics Corp.	466,000	190,432
AU Optronics Corp. — ADR	64,618	267,518
Catcher Technology Co. Ltd.	4,000	27,889
Cathay Financial Holding Co. Ltd.	67,000	75,369
Chailease Holding Co. Ltd.	920	1,634
Cheng Shin Rubber Industry Co. Ltd.	8,000	16,701

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	23

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	56,000	$200,117
Chunghwa Telecom Co. Ltd. — ADR	19,276	696,442
Compal Electronics, Inc.	335,000	210,495
Compeq Manufacturing Co. Ltd.	132,000	69,173
Elan Microelectronics Corp.	29,000	34,421
Elite Advanced Laser Corp.	17,280	68,642
Everlight Electronics Co. Ltd.	40,000	65,112
Faraday Technology Corp.	7,600	8,920
Feng TAY Enterprise Co. Ltd.	81,020	366,112
First Financial Holding Co. Ltd.	534,555	296,657
Formosa Chemicals & Fibre Corp.	170,000	443,011
Formosa Petrochemical Corp.	428,000	1,217,743
Formosa Plastics Corp.	41,000	100,047
Foxconn Technology Co. Ltd.	162,660	394,732
Fubon Financial Holding Co. Ltd.	365,000	454,214
Highwealth Construction Corp.	11,200	17,093
Hon Hai Precision Industry Co. Ltd.	700,692	1,933,633
Hon Hai Precision Industry Co. Ltd. — GDR	23,338	130,194
Innolux Corp.	437,000	161,858
Inventec Co. Ltd.	238,000	184,985
King Yuan Electronics Co. Ltd.	261,000	249,659
Lite-On Technology Corp.	184,285	276,375
MediaTek, Inc.	239,000	1,824,768
Mega Financial Holding Co. Ltd.	109,000	85,478
Micro-Star International Co. Ltd.	22,000	48,010
Mitac Holdings Corp.	23,000	19,970
Nan Ya Plastics Corp.	20,000	37,889
Novatek Microelectronics Corp.	4,000	14,056
PChome Online, Inc.	4,804	54,029
Pegatron Corp.	16,000	39,386
PharmaEngine, Inc.	1,199	8,120
Phison Electronics Corp.	9,000	74,676
Pou Chen Corp.	143,000	195,196
Powertech Technology, Inc.	69,000	176,886
Radiant Opto-Electronics Corp.	20,000	32,120
Realtek Semiconductor Corp.	38,000	137,509
SCI Pharmtech, Inc.	38,000	102,947
Sitronix Technology Corp.	49,000	162,856
St Shine Optical Co. Ltd.	5,000	121,051
Taiwan Cement Corp.	75,000	79,725
Taiwan Fertilizer Co. Ltd.	60,000	83,669
Taiwan Semiconductor Manufacturing Co. Ltd.	494,000	2,668,434
Taiwan Union Technology Corp.	20,000	25,555
TOPBI International Holdings Ltd.	7,000	31,106
Transcend Information, Inc.	5,000	15,019
Uni-President Enterprises Corp.	260,000	531,374
Yuanta Financial Holding Co. Ltd.	547,093	192,255
Zhen Ding Technology Holding Ltd.	5,000	10,283

		14,931,545

	Shares	Value

Reference Entity — Long
Thailand
Airports of Thailand PCL	66,700	$756,431
Bangchak Petroleum PCL	167,000	160,623
BEC World PCL, Foreign Registered Shares	29,300	20,778
Bumrungrad Hospital PCL	18,200	96,147
Central Pattana PCL	259,600	428,567
Charoen Pokphand Foods PCL	104,000	83,606
Delta Electronics Thailand PCL	99,800	204,156
Glow Energy PCL, Foreign Registered Shares	59,700	146,979
Indorama Ventures PCL	201,300	192,168
IRPC PCL	255,000	36,314
Pruksa Real Estate PCL	62,100	49,031
PTT Exploration & Production PCL, Foreign Registered Shares	18,600	44,057
PTT Global Chemical PCL, Foreign Registered Shares	380,200	663,140
Siam Cement PCL, Foreign Registered Shares	5,100	74,843
Supalai PCL	263,000	188,019
Thai Oil PCL — NVDR	299,200	521,860
Thai Union Group PCL	212,400	132,941
Thanachart Capital PCL	185,800	217,380
Tipco Asphalt PCL	23,000	17,499

		4,034,539
Turkey
Akbank TAS	35,974	92,966
Arcelik AS	109,307	747,893
BIM Birlesik Magazalar AS	10,769	199,215
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	100,324	89,862
Enka Insaat ve Sanayi AS	140,538	207,350
Eregli Demir ve Celik Fabrikalari TAS	486,851	741,012
Ford Otomotiv Sanayi	17,349	189,284
Haci Omer Sabanci Holding AS	24,379	72,489
KOC Holding AS	210,600	903,649
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	5,377	12,237
TAV Havalimanlari Holding AS	9,047	33,189
Tekfen Holding	25,123	62,013
Turk Hava Yollari	181,277	314,529
Turk Telekomunikasyon AS	50,366	101,985
Turkiye Halk Bankasi	102,562	270,726
Turkiye Is Bankasi, Class C	1,026,525	1,584,352
Ulker Biskuvi Sanayi	2,013	13,298
Yapi ve Kredi Bankasi	143,216	165,925

		5,801,974

24	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value

Reference Entity — Long
United Arab Emirates
Emaar Properties PJSC	43,983	$82,530
United Kingdom
Anglo American PLC	11,835	131,134
Eros International PLC	19,969	347,660

		478,794
United States
AES Corp.	103,360	1,276,496
Genpact Ltd.	78,723	2,107,415
Nexteer Automotive Group Ltd.	15,000	14,877

		3,398,788
Total Reference Entity — Long		132,013,611
Reference Entity — Short
Brazil
AMBEV SA — ADR	(299,216)	(1,729,468)
Banco Bradesco SA — ADR	(117,745)	(1,024,381)
BR Malls Participacoes SA	(22,500)	(97,567)
BRF SA — ADR	(117,323)	(1,956,948)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(62,800)	(431,527)
Cia Paranaense de Energia — ADR	(11,263)	(111,504)
Cosan SA Industria e Comercio	(43,100)	(452,614)
Cosan Ltd., Class A Shares	(48,637)	(324,895)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	(9,600)	(32,871)
EcoRodovias Infraestrutura e Logistica SA	(6,600)	(16,712)
Embraer SA — ADR	(42,363)	(773,972)
Estacio Participacoes SA	(41,000)	(223,183)
Gerdau SA — ADR	(36,571)	(86,307)
Klabin SA	(62,400)	(326,973)
Lojas Americanas SA	(13,400)	(79,142)
Petroleo Brasileiro SA — ADR	(132,103)	(963,031)
Rumo Logistica Operadora Multimodal SA	(113,500)	(214,230)
Telefonica Brasil SA — ADR	(66,506)	(1,006,901)
Tim Participacoes SA — ADR	(45,124)	(581,648)
Vale SA — ADR	(36,542)	(168,459)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	(3,700)	(33,504)
WEG SA	(16,800)	(78,796)

		(10,714,633)
Chile
Banco Santander Chile — ADR	(23,377)	(480,865)

	Shares	Value

Reference Entity – Short
Chile (continued)
Sociedad Quimica y Minera de Chile SA — ADR	(77,280)	$(1,914,998)

		(2,395,863)
China
58.com, Inc. — ADR	(32,208)	(1,675,138)
AAC Technologies Holdings, Inc.	(50,000)	(467,377)
ANTA Sports Products Ltd.	(40,000)	(89,397)
AviChina Industry & Technology Co. Ltd., Class H	(431,000)	(316,962)
BBMG Corp.	(61,000)	(22,397)
CGN Power Co. Ltd.	(961,000)	(284,655)
China Conch Venture Holdings Ltd.	(75,000)	(143,781)
China Eastern Airlines Corp. Ltd., Class H	(80,000)	(44,872)
China Longyuan Power Group Corp., Class H	(362,000)	(291,412)
China Medical System Holdings Ltd.	(152,000)	(223,914)
China Merchants Bank Co. Ltd.	(31,500)	(67,547)
China National Building Material Co. Ltd., Class H	(828,000)	(381,885)
China Oilfield Services Ltd.	(234,000)	(185,164)
China Shanshui Cement Group Ltd.	(763,000)	(92,641)
China Shenhua Energy Co. Ltd.	(822,500)	(1,579,186)
China Shipping Container Lines Co. Ltd., Class H	(33,000)	(6,927)
China Southern Airlines Co. Ltd., Class H	(102,000)	(67,259)
China Tian Lun Gas Holdings Ltd.	(73,500)	(56,273)
CNOOC Ltd. — ADR	(240)	(28,845)
Country Garden Holdings Co. Ltd.	(1,259,000)	(513,663)
CSR Corp. Ltd., Class H	(19,000)	(17,545)
Ctrip.com International Ltd. — ADR	(39,088)	(1,706,973)
Fosun International Ltd.	(329,500)	(432,339)
Guangshen Railway Co. Ltd.	(14,000)	(6,863)
Guangzhou R&F Properties Co. Ltd.	(59,600)	(90,447)
Haitian International Holdings Ltd.	(4,000)	(6,715)
Hengan International Group Co. Ltd.	(87,000)	(732,315)
Hollysys Automation Technologies Ltd.	(11,123)	(217,900)
Huaneng Renewables Corp. Ltd.	(232,000)	(74,478)
Intime Retail Group Co. Ltd.	(22,000)	(17,365)
JD.com, Inc. — ADR	(76,235)	(1,650,488)
New Oriental Education & Technology Group, Inc. — ADR	(25,930)	(1,142,476)
Qinqin Foodstuffs Group Cayman Co. Ltd.	(11,500)	(4,254)
Semiconductor Manufacturing International Corp.	(4,058,000)	(328,983)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	25

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity – Short
China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(80,000)	$(44,731)
Shenzhou International Group Holdings Ltd.	(119,000)	(628,185)
Shui On Land Ltd.	(1,166,500)	(315,021)
Sichuan Expressway Co. Ltd.	(46,000)	(15,804)
SINA Corp.	(24,101)	(1,298,562)
SOHO China Ltd.	(520,500)	(240,685)
SouFun Holdings Ltd. — ADR	(259,691)	(1,329,618)
Sunac China Holdings Ltd.	(312,000)	(196,408)
Sunny Optical Technology Group Co. Ltd.	(27,000)	(108,494)
TAL Education Group — ADR	(34,147)	(2,055,991)
Tingyi Cayman Islands Holding Corp.	(204,000)	(176,975)
Uni-President China Holdings Ltd.	(46,000)	(35,317)
Vipshop Holdings Ltd. — ADR	(61,699)	(877,977)
Want Want China Holdings Ltd.	(120,000)	(73,688)
West China Cement Ltd.	(310,000)	(29,233)
Zhuzhou CSR Times Electric Co. Ltd.	(75,500)	(417,725)

		(20,812,850)
Colombia
Bancolombia SA — ADR	(51,500)	(1,759,240)
Hong Kong
Alibaba Pictures Group Ltd.	(1,460,000)	(313,259)
Beijing Enterprises Water Group Ltd.	(604,000)	(367,614)
Brilliance China Automotive Holdings Ltd.	(382,000)	(425,304)
China Everbright International Ltd.	(343,000)	(371,463)
China Gas Holdings Ltd.	(82,000)	(129,808)
China Mengniu Dairy Co. Ltd.	(8,000)	(13,402)
China Merchants Holdings International Co. Ltd.	(637,300)	(1,874,419)
China Oceanwide Holdings Ltd.	(498,000)	(50,168)
China Resources Gas Group Ltd.	(294,000)	(863,942)
China State Construction International Holdings Ltd.	(164,000)	(219,789)
China Traditional Chinese Medicine Co. Ltd.	(552,000)	(225,844)
China Travel International Investment Hong Kong Ltd.	(570,000)	(162,066)
China Unicom Hong Kong Ltd. — ADR	(11,573)	(122,327)
CITIC Ltd.	(1,250,000)	(1,896,824)
COSCO Pacific Ltd.	(712,000)	(735,339)
Far East Horizon Ltd.	(355,000)	(279,961)
Guangdong Investment Ltd.	(638,000)	(980,441)

	Shares	Value
Reference Entity – Short
Hong Kong (continued)
Hopewell Highway Infrastructure Ltd.	(905,000)	$(463,641)
Huabao International Holdings Ltd.	(24,000)	(8,623)
Kunlun Energy Co. Ltd.	(466,000)	(354,394)
PAX Global Technology Ltd.	(53,000)	(43,872)
Poly Property Group Co. Ltd.	(144,000)	(38,905)
Shanghai Industrial Holdings Ltd.	(138,000)	(323,658)
Shenzhen International Holdings Ltd.	(13,000)	(18,942)
Towngas China Co. Ltd.	(219,626)	(133,607)
WH Group Ltd.	(254,500)	(200,980)

		(10,618,592)
India
MakeMyTrip Ltd.	(19,351)	(364,379)
Malta
Brait SE	(7,962)	(71,619)
Mexico
America Movil SAB de C.V. — ADR, Series L	(39,579)	(456,346)
Banregio Grupo Financiero SAB de C.V.	(21,400)	(122,602)
Fibra Uno Administracion SA de C.V.	(533,388)	(1,087,827)
Fomento Economico Mexicano SAB de C.V.	(27,300)	(244,244)
Fomento Economico Mexicano SAB de C.V. — ADR	(15,741)	(1,408,819)
Genomma Lab Internacional SAB de C.V.	(9,400)	(10,779)
Grupo Aeroportuario del Sureste SAB de C.V.	(10,730)	(164,899)
Grupo Carso SAB de C.V.	(76,062)	(310,617)
Grupo Financiero Banorte SAB de C.V.	(233,400)	(1,278,285)
Grupo Financiero Inbursa SAB de C.V.	(340,800)	(547,643)
Grupo Lala SAB de C.V.	(198,300)	(430,760)
Grupo Mexico SAB de C.V.	(541,900)	(1,307,785)
Grupo Televisa SAB — ADR	(81,570)	(2,167,315)
Infraestructura Energetica Nova SAB de C.V.	(415,236)	(1,677,332)
Mexichem SAB de C.V.	(427,521)	(931,654)
OHL Mexico SAB de C.V.	(464,100)	(629,691)

		(12,776,598)
Monaco
GasLog Ltd.	(24,983)	(334,023)

26	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity – Short
Peru
Cia de Minas Buenaventura SAA — ADR	(15,738)	$(230,562)
Poland
Bank Millennium SA	(10,513)	(12,296)
Orange Polska SA	(273,057)	(377,698)
Powszechny Zaklad Ubezpieczen SA	(76,614)	(554,221)

		(944,215)
Russia
Gazprom PAO — ADR	(30,372)	(124,435)
South Africa
AngloGold Ashanti Ltd. — ADR	(13,762)	(301,525)
Coronation Fund Managers Ltd.	(749)	(3,981)
Discovery Holdings Ltd.	(1,770)	(15,949)
Foschini Group Ltd.	(10,237)	(109,847)
Impala Platinum Holdings Ltd.	(5,438)	(24,001)
Life Healthcare Group Holdings Ltd.	(6,245)	(16,992)
Nampak Ltd.	(23,841)	(36,433)
Remgro Ltd.	(23,873)	(447,754)
RMB Holdings Ltd.	(4,490)	(20,107)
Woolworths Holdings Ltd.	(577)	(3,719)

		(980,308)
South Korea
Cheil Industries, Inc.	(6,010)	(727,511)
CJ Korea Express Co. Ltd.	(160)	(28,660)
CTC BIO, Inc.	(3,008)	(37,083)
Daelim Industrial Co. Ltd.	(968)	(72,725)
Dexter Studios Co. Ltd.	(981)	(19,077)
Dong-A Socio Holdings Co. Ltd.	(26)	(3,814)
Dong-A ST Co. Ltd.	(112)	(11,558)
Dongkuk Steel Mill Co. Ltd.	(7,332)	(58,614)
Easy Bio, Inc.	(1,525)	(8,867)
GS Retail Co. Ltd.	(1,503)	(67,781)
Halla Visteon Climate Control Corp.	(37,303)	(382,308)
Hyundai Glovis Co. Ltd.	(84)	(12,616)
KB Financial Group, Inc. — ADR	(10,756)	(341,611)
Korea Aerospace Industries Ltd.	(629)	(45,307)
Korea Electric Power Corp. — ADR	(20,759)	(564,437)
LG Display Co. Ltd. — ADR	(38,049)	(531,164)
Mando Corp.	(266)	(61,851)
Minwise Co. Ltd.	(439)	(13,378)
POSCO — ADR	(2,664)	(135,083)
S-1 Corp.	(1,031)	(93,627)
Samsung SDI Co. Ltd.	(32)	(3,025)
Samsung Techwin Co. Ltd.	(4,999)	(241,763)
SK Telecom Co. Ltd. — ADR	(13,869)	(317,739)

		(3,779,599)

	Shares	Value
Reference Entity – Short
Switzerland
Luxoft Holding, Inc.	(28,151)	$(1,658,657)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(80,763)	(464,387)
Asustek Computer, Inc.	(18,000)	(156,615)
AURAS Technology Co. Ltd.	(113,000)	(301,723)
Chang Hwa Commercial Bank	(645,210)	(347,190)
China Development Financial Holding Corp.	(2,106,000)	(512,769)
Delta Electronics, Inc.	(49,000)	(258,458)
E.Sun Financial Holding Co. Ltd.	(273,900)	(152,968)
Far EasTone Telecommunications Co. Ltd.	(80,000)	(183,928)
Ginko International Co. Ltd.	(6,000)	(62,045)
Inotera Memories, Inc.	(130,000)	(106,191)
Integrated Service Technology, Inc.	(12,000)	(45,422)
Largan Precision Co. Ltd.	(2,000)	(215,016)
President Chain Store Corp.	(38,000)	(308,737)
Quanta Computer, Inc.	(295,000)	(600,786)
Shin Kong Financial Holding Co. Ltd.	(107,000)	(21,763)
Taiwan Business Bank	(418,000)	(109,813)
Taiwan Cooperative Financial Holding Co. Ltd.	(455,000)	(212,725)
Taiwan Mobile Co. Ltd.	(68,000)	(234,445)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	(75,576)	(2,099,501)
TrueLight Corp.	(54,000)	(119,173)
United Microelectronics Corp.	(20,000)	(7,448)
United Microelectronics Corp. — ADR	(275,572)	(520,831)
Wistron Corp.	(203,392)	(161,802)

		(7,203,736)
Thailand
Advanced Info Service PCL	(800)	(4,088)
Bangkok Dusit Medical Services PCL	(361,100)	(233,269)
Home Product Center PCL	(393,900)	(114,223)
Krung Thai Bank PCL	(288,900)	(144,326)
Siam Commercial Bank PCL	(27,800)	(126,509)
True Corp. PCL	(1,265,700)	(325,237)

		(947,652)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(38,812)	(262,951)
Tupras Turkiye Petrol Rafinerileri AS	(47,590)	(1,018,470)
Turkcell Iletisim Hizmetleri AS — ADR	(75,409)	(650,780)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	27

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short
Turkey (continued)
Turkiye Garanti Bankasi AS	(803,173)	$(1,975,659)

		(3,907,860)
United States
Dorian LPG Ltd.	(29,609)	(182,688)
IntelliEPI, Inc.	(7,000)	(24,410)

		(207,098)
Total Reference Entity — Short		(79,831,919)
Net Value of Reference Entity — Goldman Sachs & Co.		52,181,692

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2016, expiration date 8/08/16:
Reference Entity — Long
Brazil
AES Tiete Energia SA	40,557	215,143
Ambev SA	25,200	146,114
Banco Bradesco SA, Preference Shares	61,400	537,042
Banco do Brasil SA	55,100	357,715
Banco do Estado do Rio Grande do Sul, Preference Shares	6,000	19,948
BB Seguridade Participacoes SA	17,900	166,391
BM&FBovespa SA	48,700	286,727
Braskem SA, Preference A Shares	1,400	8,005
BTG Pactual Group	1,800	9,443
CCR SA	96,600	558,018
CETIP SA — Mercados Organizado	16,200	216,190
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	10,700	161,932
Cia Energetica de Minas Gerais, Preference Shares	35,900	100,645
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	68,690
Companhia de Saneamento Basico do Estado de Sao Paulo	6,200	58,895
Companhia Hering SA	2,600	14,590
CPFL Energia SA	55,600	391,656
CVC Brasil Operadora e Agencia de Viagens SA	11,300	75,278
EDP — Energias do Brasil SA	13,600	60,316
Embraer SA	3,700	16,923
Engie Brasil Energia SA	22,200	289,003
Equatorial Energia SA	16,200	277,444
Fibria Celulose SA	1,600	9,766
Gerdau SA, Preference Shares	2,400	5,736
Gol Linhas Aereas Inteligentes SA	10,000	15,625
Hypermarcas SA	133,000	1,125,971

	Shares	Value
Reference Entity — Long
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares	51,450	$536,175
Localiza Rent a Car SA	15,200	188,922
Lojas Renner SA	60,400	507,804
M Dias Branco SA	3,500	126,835
Marfrig Global Foods SA	54,353	95,215
Metalurgica Gerdau SA, Preference Shares	95,500	80,113
Minerva SA	17,770	52,613
MRV Engenharia e Participacoes SA	30,900	129,131
Multiplus SA	12,900	170,162
Odontoprev SA	8,300	33,278
Qualicorp SA	16,800	111,399
Raia Drogasil SA	22,200	453,805
Smiles SA	21,100	338,131
Telefonica Brasil SA, Preference Shares	1,500	22,775
Tim Participacoes SA	13,000	33,318
Transmissora Alianca de Energia Eletrica SA	34,500	275,583
Ultrapar Participacoes SA	10,100	230,633

		8,579,098
Chile
Aguas Andinas SA, Class A	124,546	75,291
Banco de Chile	1,748,091	193,728
Banco Santander Chile SA	545,445	28,020
Cencosud SA	10,254	29,181
Empresa Nacional de Electricidad SA	97,410	88,821
Enersis SA	390,574	68,157
SACI Falabella	6,891	50,558

		533,756
China
3SBio, Inc.	11,500	11,556
Agile Property Holdings Ltd.	38,000	21,957
Agricultural Bank of China Ltd., Class H	342,000	125,978
Air China Ltd., Class H	584,000	445,891
Anhui Expressway Co. Ltd., Class H	86,000	66,729
Bank of China Ltd., Class H	1,248,000	515,238
Bank of Communications Co. Ltd., Class H	890,000	602,430
BYD Electronic International Co. Ltd.	57,500	43,848
China Agri-Industries Holdings Ltd.	47,000	16,432
China Cinda Asset Management Co. Ltd.	612,000	199,450
China CITIC Bank Corp. Ltd., Class H	53,000	33,595

28	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity – Long
China (continued)
China Communications Construction Co. Ltd., Class H	617,000	$676,116
China Communications Services Corp. Ltd., Class H	632,000	343,726
China Construction Bank Corp., Class H	662,000	445,222
China Everbright Bank Co. Ltd., Class H	288,000	125,516
China Galaxy Securities Co. Ltd., Class H	364,000	315,872
China Harmony New Energy Auto Holding Ltd.	253,500	143,347
China Lesso Group Holdings Ltd.	78,000	44,254
China Life Insurance Co. Ltd., Class H	244,000	553,462
China Machinery Engineering Corp.	110,000	68,961
China Minsheng Banking Corp. Ltd., Class H	136,000	142,190
China Pacific Insurance Group Co. Ltd., Class H	60,600	215,355
China Petroleum & Chemical Corp. Class H	452,000	324,162
China Railway Construction Corp. Ltd., Class H	172,000	207,363
China Railway Group Ltd., Class H	382,000	288,985
China Shipping Development Co. Ltd.	78,000	44,244
China Telecom Corp. Ltd., Class H	392,000	193,736
China Vanke Co. Ltd., Class H	643,900	1,460,009
CITIC Securities Co. Ltd., Class H	45,000	96,139
CNOOC Ltd.	352,000	424,242
CSPC Pharmaceutical Group Ltd.	40,000	34,635
Datang International Power Generation Co. Ltd., Class H	90,000	23,384
Dongfang Electric Corp. Ltd.	109,200	86,585
Dongfeng Motor Group Co. Ltd., Class H	130,000	160,975
First Tractor Co. Ltd.	18,000	9,287
GF Securities Co. Ltd., Class H	8,000	17,577
Great Wall Motor Co. Ltd., Class H	90,000	93,835
Greentown China Holdings Ltd.	17,000	12,364
Guangzhou Automobile Group Co. Ltd., Class H	274,000	352,467
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	40,000	99,295
Haitong Securities Co. Ltd., Class H	43,200	70,525
Huadian Fuxin Energy Corp. Ltd.	200,000	46,532
Huadian Power International Corp. Ltd., Class H	358,000	169,750
Huaneng Power International, Inc., Class H	1,508,000	929,004

	Shares	Value
Reference Entity – Long
China (continued)
Huatai Securities Co. Ltd., Class H	42,000	$86,054
Industrial & Commercial Bank of China Ltd., Class H	1,346,000	767,880
Jiangsu Expressway Co. Ltd., Class H	30,000	42,443
Jiangxi Copper Co. Ltd., Class H	306,000	351,694
Lenovo Group Ltd.	100,000	64,805
Longfor Properties Co. Ltd.	98,000	134,222
Lonking Holdings Ltd.	36,000	5,350
Metallurgical Corp. of China Ltd.	876,000	267,574
New China Life Insurance Co. Ltd., Class H	7,600	27,038
People’s Insurance Co. Group of China Ltd., Class H	526,000	203,213
PetroChina Co. Ltd., Class H	356,000	244,033
PICC Property & Casualty Co. Ltd., Class H	146,000	227,492
Ping An Insurance Group Co. of China Ltd., Class H	4,000	18,772
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	92,100	219,013
Shenzhen Expressway Co. Ltd.	22,000	20,773
Sino-Ocean Land Holdings Ltd.	53,000	22,458
Sinopec Engineering Group Co. Ltd., Class H	129,500	113,280
Sinopec Shanghai Petrochemical Co. Ltd., Class H	324,000	158,575
Sinopharm Group Co. Ltd., Class H	83,600	406,125
Sinotrans Ltd., Class H	203,000	93,154
Tencent Holdings Ltd.	38,600	932,311
Tianjin Capital Environmental Protection Group Co. Ltd.	110,000	51,911
Tianneng Power International Ltd.	242,000	166,592
TravelSky Technology Ltd.,Class H	19,000	36,466
Weichai Power Co. Ltd., Class H	372,000	447,344
Xinjiang Goldwind Science & Technology Co. Ltd.	56,600	76,978
XTEP International Holdings Ltd.	102,500	52,838
Zijin Mining Group Co. Ltd., Class H	328,000	119,913
ZTE Corp., Class H	325,400	438,843

		16,099,364
Colombia
Almacenes Exito SA	763	3,480
Cementos Argos SA	1,951	7,308
Corp. Financiera Colombiana SA	208	2,600
Ecopetrol SA	26,107	11,055
Grupo Argos SA	1,923	11,588
Grupo de Inversiones Suramericana SA	1,587	19,809
Interconexion Electrica SA	4,360	12,910

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	29

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
Colombia (continued)
Isagen SA ESP	8,850	$11,848

		80,598
Czech Republic
CEZ AS	11,890	225,035
Czech Republic AS	2,758	26,901

		251,936
Egypt
Commercial International Bank	1,191	6,378
Global Telecom Holding — GDR	14,500	25,665

		32,043
Greece
Alpha Bank AE	680	1,372
Eurobank Ergasias SA	617	357
FF Group	218	5,381
Hellenic Telecommunications Organization SA	2,017	19,811
JUMBO SA	476	5,625
National Bank of Greece SA	844	194
OPAP SA	1,808	14,511
Piraeus Bank SA	145	25
Titan Cement Co. SA	329	7,541

		54,817
Hong Kong
Beijing Enterprises Holdings Ltd.	5,000	28,267
Belle International Holdings Ltd.	829,000	549,541
CGN Meiya Power Holdings Co. Ltd.	44,000	6,492
China Everbright Ltd.	54,000	103,437
China High Speed Transmission Equipment Group Co. Ltd.	241,000	187,031
China Huarong Energy Co. Ltd.	1,200	73
China Jinmao Holdings Group Ltd.	292,000	81,556
China Mobile Ltd.	60,000	743,011
China Power International Development Ltd.	1,179,000	481,402
China Resources Cement Holdings Ltd.	578,000	210,355
China Resources Land Ltd.	4,000	9,977
China Resources Power Holdings Co. Ltd.	184,000	294,064
China Taiping Insurance Holdings Co. Ltd.	12,000	23,610
Geely Automobile Holdings Ltd.	135,000	89,042
GOME Electrical Appliances Holding Ltd.	1,080,000	131,275
Haier Electronics Group Co. Ltd.	74,000	124,309
KWG Property Holding Ltd.	329,500	204,430
Lee & Man Paper Manufacturing Ltd.	29,000	22,552

	Shares	Value
Reference Entity — Long
Hong Kong (continued)
Nine Dragons Paper Holdings Ltd.	43,000	$34,281
Shimao Property Holdings Ltd.	9,500	12,440
Sino Biopharmaceutical Ltd.	74,000	49,576
Skyworth Digital Holdings Ltd.	258,000	193,239
Yuexiu Property Co. Ltd.	638,000	82,430

		3,662,390
Hungary
MOL Hungarian Oil & Gas PLC	1,386	86,958
Indonesia
Astra International Tbk PT	229,800	136,067
Bank Central Asia Tbk PT	249,100	275,295
Bank Negara Indonesia Persero Tbk PT	52,900	21,689
Gudang Garam Tbk PT	53,400	275,745
Indofood CBP Sukses Makmur Tbk PT	24,600	16,201
Indofood Sukses Makmur Tbk PT	213,600	136,231
Matahari Department Store Tbk PT	383,500	585,293
Surya Citra Media Tbk PT	40,000	9,690
Telekomunikasi Indonesia Persero Tbk PT	2,070,200	673,873
Unilever Indonesia Tbk PT	14,600	50,286
United Tractors Tbk PT	154,700	186,453

		2,366,823
Malaysia
AirAsia Bhd	44,100	31,775
Astro Malaysia Holdings Bhd	129,900	93,184
IHH Healthcare Bhd	47,900	76,960
IOI Corp. Bhd	41,200	42,840
MISC Bhd	15,400	28,413
Petronas Chemicals Group Bhd	23,500	37,815
Tenaga Nasional Bhd	57,500	203,198
Top Glove Corp. Bhd	19,800	20,868
Westports Holdings Bhd	47,200	52,249
YTL Power International Bhd	57,900	20,341

		607,643
Netherlands
Steinhoff International Holdings NV	31,368	198,407
Philippines
Ayala Corp.	1,040	19,226
Ayala Land, Inc.	17,400	14,597
Energy Development Corp.	800,400	99,867
Globe Telecom, Inc.	2,645	127,361
JG Summit Holdings, Inc.	8,220	14,578
Jollibee Foods Corp.	3,870	20,959
Megaworld Corp.	83,000	8,872

30	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
Philippines (continued)
Metro Pacific Investments Corp.	245,000	$39,044

		344,504
Poland
Bank Handlowy w Warszawie SA	2,091	36,923
Bank Pekao SA	11,130	352,245
Bank Zachodni WBK SA	52	3,737
Enea SA	14,069	39,529
Energa SA	9,731	24,316
Eurocash SA	2,583	34,707
Grupa Lotos SA	1,480	11,109
KGHM Polska Miedz SA	32,865	663,747
PGE SA	3,731	12,259
Polski Koncern Naftowy Orlen SA	15,640	250,599
Polskie Gornictwo Naftowe i Gazownictwo SA	100,994	140,140
Powszechna Kasa Oszczednosci Bank Polski SA	1,020	6,234
Tauron Polska Energia SA	297,610	235,085

		1,810,630
Qatar
Ezdan Holding Group QSC	6,957	37,734
Ooredoo QSC	2,548	66,613
Qatar National Bank	3,488	146,454

		250,801
Russia
Aeroflot — Russian Airlines OJSC	18,336	24,201
Alrosa AO	215,000	233,540
Lukoil PJSC — ADR	13,568	583,998
Magnit OJSC — GDR	7,887	302,603
Magnitogorsk Iron & Steel Works OJSC	346,000	155,288
Magnitogorsk Iron & Steel Works OJSC — GDR	3,836	21,898
Mail.ru Group Ltd. — GDR	1,291	24,916
MegaFon OAO — GDR	7,608	75,159
MMC Norilsk Nickel	1,192	171,897
Moscow Exchange MICEX-RTS OAO	32,210	55,147
NovaTek OAO — GDR	1,539	154,696
Novolipetsk Steel OJSC — GDR	28,900	418,081
Polymetal International PLC	11,573	170,473
Rosneft Oil Co.	10,650	52,710
Rosneft Oil Co. OJSC	12,367	60,133
Rostelecom OJSC	70,690	92,188
Sberbank of Russia	1,330	2,813
Severstal OAO	3,200	38,562
Severstal PAO — GDR	38,124	451,409
Sistema JSFC — GDR	7,192	58,543
Tatneft OAO	17,220	83,293
Tatneft PAO — ADR	6,215	176,972

	Shares	Value
Reference Entity — Long
Russia (continued)
Uralkali OJSC	8,960	$25,275
Uralkali PJSC — GDR	4,371	61,634

		3,495,429
South Africa
Anglo American Platinum Ltd.	2,332	74,144
AngloGold Ashanti Ltd.	10,962	239,378
AVI Ltd.	3,746	24,212
Barclays Africa Group Ltd.	6,012	66,500
Barloworld Ltd.	1,431	8,482
Clicks Group Ltd.	22,716	203,346
FirstRand Ltd.	35,136	122,953
Fortress Income Fund Ltd.	10,561	12,746
Gold Fields Ltd.	3,949	24,384
Growthpoint Properties Ltd.	23,769	45,105
Imperial Holdings Ltd.	10,761	128,608
Investec Ltd.	1,543	9,304
Kumba Iron Ore Ltd.	14,274	139,624
Massmart Holdings Ltd.	848	8,859
Mediclinic International PLC	5,993	84,644
MMI Holdings Ltd.	8,942	14,916
Mondi Ltd.	1,952	39,559
Mr Price Group Ltd.	10,396	171,438
MTN Group Ltd.	35,840	362,271
Naspers Ltd., Class N	2,502	392,622
Netcare Ltd.	112,176	259,917
Pick n Pay Stores Ltd.	37,512	211,711
Pioneer Foods Group Ltd.	6,138	79,070
PSG Group Ltd.	699	9,986
Sappi Ltd.	8,131	41,366
Sibanye Gold Ltd.	4,095	19,086
Spar Group Ltd.	739	11,024
Standard Bank Group Ltd.	19,048	190,257
Telkom SA SOC Ltd.	7,793	36,166
Truworths International Ltd.	5,669	36,487
Vodacom Group Ltd.	33,486	388,092

		3,456,257
South Korea
Amorepacific Corp.	260	83,055
Amorepacific Group	843	108,749
Cell Biotech Co. Ltd.	412	22,922
Cheil Worldwide, Inc.	531	8,539
Coway Co. Ltd.	857	65,514
Doosan Heavy Industries & Construction Co. Ltd.	2,468	58,024
Hyundai Development Co-Engineering & Construction	5,366	212,737
Hyundai Engineering & Construction Co. Ltd.	3,651	120,465
Hyundai Mipo Dockyard	205	14,783
Hyundai Mobis Co. Ltd.	2,308	526,299

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	31

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
South Korea (continued)
Hyundai Steel Co.	1,914	$86,822
Hyundai Wia Corp.	1,031	79,213
Industrial Bank of Korea	8,553	90,575
Kangwon Land, Inc.	3,469	126,978
KB Financial Group, Inc.	2,738	86,939
Kia Motors Corp.	21,624	814,583
Korea Electric Power Corp.	4,641	254,089
Korea Investment Holdings Co. Ltd.	1,649	69,220
Korea Zinc Co. Ltd.	274	124,984
KT Corp.	3,713	105,228
KT&G Corp.	69	7,462
LG Chem Ltd.	1,420	309,470
LG Display Co. Ltd.	1,386	38,427
LG Electronics, Inc.	3,638	173,971
LG Household & Health Care Ltd.	448	403,525
LG International Corp.	811	26,438
LG Life Sciences Ltd.	159	10,348
Lotte Chemical Corp.	867	235,580
Lotte Shopping Co. Ltd.	656	113,129
LS Corp.	838	39,970
LS Industrial Systems Co. Ltd.	1,195	46,385
Meritz Securities Co. Ltd.	10,250	34,513
NAVER Corp.	1,173	744,250
NH Investment & Securities Co. Ltd.	4,303	40,055
NongShim Co. Ltd.	179	53,793
Orion Corp.	87	71,658
Pharma Research Products Co. Ltd.	598	29,753
Poongsan Corp.	2,842	78,952
POSCO	1,685	341,426
Posco Daewoo Corp.	6,329	121,267
Posco ICT Co. Ltd.	1	5
S-Oil Corp.	1,183	81,459
Samsung Card Co. Ltd.	222	8,574
Samsung Electronics Co. Ltd.	611	840,722
Samsung SDS Co. Ltd.	884	124,188
Shinhan Financial Group Co. Ltd.	9,847	351,883
Silicon Works Co. Ltd.	601	16,962
SK Innovation Co. Ltd.	3,361	442,907
SK Networks Co. Ltd.	3,297	18,326
SK Telecom Co. Ltd.	494	101,514
SKC Co. Ltd.	386	10,321
Sungwoo Hitech Co. Ltd.	410	2,999
Woori Bank	4,162	37,556

		8,017,506
Taiwan
Asia Cement Corp.	13,000	11,891
AU Optronics Corp.	509,000	208,004
Cathay Financial Holding Co. Ltd.	287,000	322,851
Chen Full International Co. Ltd.	13,000	22,244

	Shares	Value
Reference Entity — Long
Taiwan (continued)
Chicony Electronics Co. Ltd.	15,075	$37,302
China Life Insurance Co. Ltd.	730,080	603,949
Chunghwa Telecom Co. Ltd.	27,000	96,485
Compal Electronics, Inc.	1,305,000	819,989
Compeq Manufacturing Co. Ltd.	15,000	7,861
CTBC Financial Holding Co. Ltd.	1,435,000	792,257
CTCI Corp.	17,000	23,986
Elite Advanced Laser Corp.	36,000	143,003
Everlight Electronics Co. Ltd.	72,000	117,201
First Financial Holding Co. Ltd.	132,600	73,588
Formosa Chemicals & Fibre Corp.	449,000	1,170,069
Formosa Petrochemical Corp.	142,000	404,018
Formosa Plastics Corp.	19,000	46,363
Formosa Taffeta Co. Ltd.	90,000	85,368
Foxconn Technology Co. Ltd.	82,680	200,642
Fubon Financial Holding Co. Ltd.	319,000	396,970
Grape King Bio Ltd.	3,000	20,135
Highwealth Construction Corp.	32,400	49,447
Hon Hai Precision Industry Co. Ltd.	292,510	807,212
Hon Hai Precision Industry Co. Ltd. — GDR	51,512	287,365
Innolux Corp.	516,311	191,234
Inventec Co. Ltd.	72,000	55,962
King Yuan Electronics Co. Ltd.	240,000	229,572
Lite-On Technology Corp.	494,425	741,495
MediaTek, Inc.	48,000	366,481
Mega Financial Holding Co. Ltd.	412,000	323,090
Micro-Star International Co. Ltd.	239,000	521,560
Nan Ya Plastics Corp.	2,000	3,789
Novatek Microelectronics Corp.	53,000	186,243
PChome Online, Inc.	8,476	95,327
Pegatron Corp.	148,000	364,322
Pou Chen Corp.	136,000	185,641
Powertech Technology, Inc.	148,000	376,671
Radiant Opto-Electronics Corp.	58,000	93,149
Realtek Semiconductor Corp.	61,000	221,221
Ruentex Industries Ltd.	24,000	38,390
Simplo Technology Co. Ltd.	15,000	53,014
Sitronix Technology Corp.	52,000	172,827
St Shine Optical Co. Ltd.	1,000	24,164
Taiwan Fertilizer Co. Ltd.	41,000	57,174
Taiwan Semiconductor Manufacturing Co. Ltd.	171,000	923,689
Taiwan Union Technology Corp.	118,000	150,774
TOPBI International Holdings Ltd.	46,000	204,973
Transcend Information, Inc.	10,000	30,038
Uni-President Enterprises Corp.	158,840	324,629
Vanguard International Semiconductor Corp.	20,000	36,271
Wan Hai Lines Ltd.	36,000	18,627
Winbond Electronics Corp.	52,000	15,654
WPG Holdings Ltd.	44,000	56,044

32	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	128,160	$45,037
Zhen Ding Technology Holding Ltd.	38,000	78,147

		12,933,409
Thailand
Airports of Thailand PCL	130,800	1,483,376
Bangchak Petroleum PCL	35,700	34,337
Bangkok Bank PCL, Foreign Registered Shares	2,300	11,326
BTS Group Holdings PCL	50,700	13,683
Central Pattana PCL	115,100	190,016
Charoen Pokphand Foods PCL	892,500	717,485
Delta Electronics Thailand PCL	45,500	93,077
Glow Energy PCL, Foreign Registered Shares	162,500	400,068
Indorama Ventures PCL	307,500	293,551
IRPC PCL	1,893,800	269,689
Kasikornbank PCL, Foreign Registered Shares	39,500	226,689
Minor International PCL	30,900	36,152
Pruksa Real Estate PCL	99,400	78,481
PTT Exploration & Production PCL, Foreign Registered Shares	239,000	566,107
PTT Global Chemical PCL, Foreign Registered Shares	433,100	755,407
PTT PCL	46,400	439,621
Robinson Department Store PCL	95,500	180,965
Siam Cement PCL, Foreign Registered Shares	5,700	83,648
Thai Oil PCL — NVDR	383,500	668,895
Thai Union Group PCL	461,200	288,664
Thanachart Capital PCL	534,200	624,997
Tipco Asphalt PCL	44,500	33,857

		7,490,091
Turkey
Arcelik AS	40,006	273,726
BIM Birlesik Magazalar AS	19,296	356,956
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	57,039	51,091
Eregli Demir ve Celik Fabrikalari TAS	607,935	925,308
Ford Otomotiv Sanayi	1,062	11,587
Haci Omer Sabanci Holding AS	23,105	69,082
KOC Holding AS	39,282	168,552
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	10,199	23,342
Petkim Petrokimya Holding	66,738	96,472
TAV Havalimanlari Holding AS	104,161	382,111
Tekfen Holding	14,418	35,589
Tofas Turk Otomobil Fabrikasi AS	5,907	46,771
Turk Telekomunikasyon AS	225,624	456,861

	Shares	Value
Reference Entity — Long
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	23,269	$80,554
Turkiye Halk Bankasi	8,793	23,210
Turkiye Is Bankasi, Class C	414,940	640,424
Turkiye Sise ve Cam Fabrikalari AS	9,056	10,202
Turkiye Vakiflar Bankasi Tao, Class D	20,053	29,750
Yapi ve Kredi Bankasi	147,401	170,774

		3,852,362
United Arab Emirates
Emaar Malls Group PJSC	15,694	12,367
Emaar Properties PJSC	11,503	21,584

		33,951
United Kingdom
Anglo American PLC	3,394	37,606
Old Mutual PLC	18,837	52,435

		90,041
United States
Nexteer Automotive Group Ltd.	14,000	14,027
Total Reference Entity — Long		74,342,841

Reference Entity — Short
Brazil
BRF SA	(22,100)	(370,105)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(4,000)	(27,486)
Cielo SA	(135,448)	(1,535,194)
Cosan SA Industria e Comercio	(3,100)	(32,555)
Duratex SA	(10,500)	(31,650)
EcoRodovias Infraestrutura e Logistica SA	(26,900)	(68,113)
Kroton Educacional SA	(34,800)	(154,981)
Marcopolo SA, Preference Shares	(39,000)	(37,047)
Sao Martinho SA	(2,100)	(34,391)
Vale SA	(53,500)	(247,667)
WEG SA	(299,600)	(1,410,959)

		(3,950,148)
China
AAC Technologies Holdings, Inc.	(8,500)	(79,454)
AviChina Industry & Technology Co. Ltd., Class H	(21,000)	(15,444)
BBMG Corp.	(163,000)	(59,848)
CGN Power Co. Ltd.	(46,000)	(13,626)
China Coal Energy Co. Ltd.	(86,000)	(45,512)
China Conch Venture Holdings Ltd.	(25,500)	(48,886)
China Eastern Airlines Corp. Ltd., Class H	(118,000)	(66,186)

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	33

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short
China (continued)
China Longyuan Power Group Corp., Class H	(5,000)	$(4,025)
China Medical System Holdings Ltd.	(17,000)	(25,043)
China Molybdenum Co. Ltd., Class H	(252,000)	(57,394)
China National Building Material Co. Ltd., Class H	(166,000)	(76,561)
China Oilfield Services Ltd.	(84,000)	(66,469)
China Shanshui Cement Group Ltd.	(23,000)	(2,793)
China Shenhua Energy Co. Ltd.	(13,000)	(24,960)
China Shipping Container Lines Co. Ltd., Class H	(84,000)	(17,633)
China Southern Airlines Co. Ltd., Class H	(18,000)	(11,869)
Country Garden Holdings Co. Ltd.	(10,000)	(4,080)
CSR Corp. Ltd., Class H	(20,000)	(18,402)
CT Environmental Group Ltd.	(34,000)	(10,360)
Fosun International Ltd.	(448)	(588)
Guangshen Railway Co. Ltd.	(90,000)	(44,117)
Guangzhou R&F Properties Co. Ltd.	(13,200)	(20,032)
Haitian International Holdings Ltd.	(8,000)	(13,431)
Hengan International Group Co. Ltd.	(500)	(4,209)
Huaneng Renewables Corp. Ltd.	(56,000)	(17,977)
Li Ning Co. Ltd.	(229,000)	(119,913)
Luye Pharma Group Ltd.	(65,000)	(42,224)
Qinqin Foodstuffs Group Cayman Co. Ltd.	(100)	(37)
Semiconductor Manufacturing International Corp.	(3,358,000)	(272,234)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(28,000)	(15,656)
Shenzhou International Group Holdings Ltd.	(4,000)	(21,115)
Shui On Land Ltd.	(194,500)	(52,526)
Sichuan Expressway Co. Ltd.	(32,000)	(10,994)
SOHO China Ltd.	(32,000)	(14,797)
Sunac China Holdings Ltd.	(3,000)	(1,889)
Sunny Optical Technology Group Co. Ltd.	(40,000)	(159,686)
Tsingtao Brewery Co. Ltd., Class H	(34,000)	(120,112)
Want Want China Holdings Ltd.	(23,000)	(14,123)
West China Cement Ltd.	(262,000)	(24,707)
Xinyi Solar Holdings Ltd.	(958,000)	(367,805)
Zhuzhou CSR Times Electric Co. Ltd.	(2,000)	(11,066)

		(1,997,783)
Hong Kong
Alibaba Pictures Group Ltd.	(460,000)	(98,698)

	Shares	Value
Reference Entity — Short
Hong Kong (continued)
Beijing Enterprises Water Group Ltd.	(66,000)	$(40,170)
Brilliance China Automotive Holdings Ltd.	(28,000)	(31,174)
China Everbright International Ltd.	(1,000)	(1,083)
China Gas Holdings Ltd.	(114,000)	(180,464)
China Mengniu Dairy Co. Ltd.	(193,000)	(323,328)
China Merchants Holdings International Co. Ltd.	(2,055)	(6,044)
China Resources Gas Group Ltd.	(4,000)	(11,754)
China Travel International Investment Hong Kong Ltd.	(42,000)	(11,942)
CITIC Ltd.	(2,000)	(3,035)
COSCO Pacific Ltd.	(40,000)	(41,311)
Far East Horizon Ltd.	(30,000)	(23,659)
GCL-Poly Energy Holdings Ltd.	(747,000)	(102,744)
Guangdong Investment Ltd.	(168,000)	(258,173)
Hopewell Highway Infrastructure Ltd.	(5,000)	(2,562)
Huabao International Holdings Ltd.	(39,000)	(14,012)
Kunlun Energy Co. Ltd.	(28,000)	(21,294)
Poly Property Group Co. Ltd.	(37,000)	(9,996)
Shanghai Industrial Holdings Ltd.	(13,000)	(30,489)
Shenzhen International Holdings Ltd.	(241,149)	(351,376)
Tongda Group Holdings Ltd.	(1,360,000)	(274,264)
Towngas China Co. Ltd.	(109,000)	(66,309)
WH Group Ltd.	(84,500)	(66,730)

		(1,970,611)
Hungary
OTP Bank PLC	(14,953)	(364,645)
Richter Gedeon Nyrt	(7,730)	(163,399)

		(528,044)
India
Reliance Industries Ltd.— GDR	(5,802)	(174,930)
Malaysia
Gamuda Bhd	(74,601)	(88,336)
Peru
Hochschild Mining PLC	(23,036)	(81,850)
Poland
CCC SA	(534)	(24,365)
Cyfrowy Polsat SA	(1,666)	(10,070)

		(34,435)
Republic of Korea
Kolon Industries, Inc.	(2,206)	(171,769)
Russia
Lenta Ltd. — GDR	(75,726)	(568,690)

34	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short
Russia (continued)
MMC Norilsk Nickel PJSC — ADR	(17,677)	$(258,790)
Surgutneftegas OAO — ADR	(101,260)	(476,150)
VTB Bank OJSC	(139,968)	(277,836)

		(1,581,466)
South Africa
Coronation Fund Managers Ltd.	(3,572)	(18,986)
Discovery Holdings Ltd.	(4,532)	(40,836)
Impala Platinum Holdings Ltd.	(1,742)	(7,688)
Life Healthcare Group Holdings Ltd.	(98,765)	(268,735)
Nampak Ltd.	(84,295)	(128,817)
Rand Merchant Insurance Holdings Ltd.	(4,944)	(15,788)
Resilient REIT Ltd.	(21,004)	(204,250)
RMB Holdings Ltd.	(3,167)	(14,182)
Woolworths Holdings Ltd.	(33,513)	(216,000)

		(915,282)
South Korea
CJ Corp.	(199)	(35,677)
Daelim Industrial Co. Ltd.	(26)	(1,953)
Dongbu Insurance Co. Ltd.	(2,813)	(159,899)
GS Holdings	(510)	(22,037)
Hankook Tire Co. Ltd.	(6,218)	(301,171)
Hanssem Co. Ltd.	(505)	(77,613)
Hanwha Chemical Corp.	(7,295)	(166,877)
Hanwha Life Insurance Co. Ltd.	(9,417)	(48,580)
Hyundai Department Store Co. Ltd.	(764)	(84,769)
Hyundai Glovis Co. Ltd.	(357)	(53,620)
Hyundai Marine & Fire Insurance Co. Ltd.	(4,654)	(125,828)
KB Insurance Co. Ltd.	(3,207)	(81,348)
KCC Corp.	(679)	(239,335)
Korea Aerospace Industries Ltd.	(2,479)	(178,561)
Kumho Tire Co., Inc.	(7,195)	(64,046)
LG Corp.	(189)	(10,736)
Lotte Chilsung Beverage Co. Ltd.	(104)	(153,415)
NCSoft Corp.	(3,063)	(688,365)
Samsung Electro-Mechanics Co. Ltd.	(25,679)	(1,267,805)
Samsung Fire & Marine Insurance Co. Ltd.	(609)	(145,125)
Samsung Life Insurance Co. Ltd.	(3,352)	(291,619)

	Shares	Value
Reference Entity — Short
South Korea (continued)
Samsung SDI Co. Ltd.	(7,210)	$(681,619)
Samsung Securities Co. Ltd.	(844)	(28,556)
SK Holdings Co. Ltd.	(1,507)	(281,174)

		(5,189,728)
Taiwan
Accton Technology Corp.	(25,000)	(43,424)
Asustek Computer, Inc.	(10,000)	(87,008)
Chang Hwa Commercial Bank	(829,000)	(446,088)
China Development Financial Holding Corp.	(474,000)	(115,410)
Delta Electronics, Inc.	(102,573)	(541,037)
E.Sun Financial Holding Co. Ltd.	(23,100)	(12,901)
Far EasTone Telecommunications Co. Ltd.	(33,000)	(75,870)
Largan Precision Co. Ltd.	(2,000)	(215,016)
President Chain Store Corp.	(3,000)	(24,374)
Shin Kong Financial Holding Co. Ltd.	(4,698,000)	(955,537)
Taiwan Business Bank	(50,000)	(13,187)
Taiwan Cooperative Financial Holding Co. Ltd.	(61,000)	(28,591)
Teco Electric and Machinery Co. Ltd.	(46,000)	(40,774)
United Microelectronics Corp.	(1,235,000)	(459,921)
Wistron Corp.	(550,539)	(437,964)

		(3,497,102)
Thailand
Advanced Info Service PCL	(155,400)	(794,178)
Bangkok Dusit Medical Services PCL	(238,800)	(154,264)
CP ALL PCL	(898,600)	(1,335,129)
Krung Thai Bank PCL	(405,500)	(202,575)
Siam Commercial Bank PCL	(314,500)	(1,431,187)

		(3,917,333)
Turkey
Gubre Fabrikalari TAS	(17,393)	(31,739)
Tupras Turkiye Petrol Rafinerileri AS	(5,837)	(124,917)
Turkiye Garanti Bankasi AS	(10,905)	(26,824)
		(183,480)

Total Reference Entity — Short		(24,282,297)
Net Value of Reference Entity — UBS AG		50,060,544

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	35

Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

36	BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Total Emerging Markets Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$19,447,095	—	$19,447,095
Foreign Agency Obligations	—	10,878,140	—	10,878,140
Foreign Government Obligations	—	81,062,953	—	81,062,953
Short-Term Securities	$89,432,006	—	—	89,432,006

Total	$89,432,006	$111,388,188	—	$200,820,194

Derivative Financial Instruments[1]
Assets:
Equity contracts	$6,769	$8,859,017	—	$8,865,786
Foreign currency exchange contracts	—	1,165,472	1,165,472
Interest rate contracts	—	120,629	—	120,629
Liabilities:
Foreign currency exchange contracts	—	(1,106,842)	(1,106,842)
Interest rate contracts	—	(22,443)	—	(22,443)

Total	$6,769	$9,015,883	—	$9,022,602

[1] Derivative financial instruments are swaps, futures contracts and foreign currency exchange contracts. Swaps, futures contracts and foreign currency enchange contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$104,480	—	—	$104,480
Foreign currency at value	3,932	—	—	3,932
Liabilities:
Bank Overdraft	—	$(309,565)	—	(309,565)
Cash received as collateral for OTC derivatives	—	(3,458,896)	—	(3,458,896)

Total	$108,412	$(3,768,461)	—	$(3,660,049)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK TOTAL EMERGING MARKETS FUND	JULY 31, 2016	37

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	September 21, 2016